                               PRESIDENT'S LETTER

DEAR SHAREHOLDER:

    The bulls were stopped this year, at least they were in professional basketball as the Chicago Bulls failed to make the playoffs. However, in the stock market, the bulls continued on a rampage. For the fifth year in a row, as measured from July 1 to June 30, stocks were up more than 20% as the S & P 500 Index* advanced 22.8%. Bond investments did not fare as well as interest rates rose in 1999's first half. The Merrill Lynch Domestic Master Bond index* had a paltry 3.08% return over the past twelve months.

    Large capitalization stocks continued to dominate the equity markets in performance terms as all major indices reached record levels. At current valuation levels, the stock market appears to be expecting continuation of the current economic environment. Inflation fears have ebbed and the rate of inflation has eased to around 2% per year. Consumer confidence is at an all time high and corporate profits continue to grow.

    Interest rates have backed up a bit on expectation that the Federal Reserve Board would raise short-term rates. On June 30 the FOMC raised its target funds rate by 25 basis points to 5%, but has no strong predisposition toward further action in the near-term. The Fed had expressed concern about our full employment economy and possible developing price pressures. While further tightening remains a possibility, such action will depend on evidence that demand pressures are raising the risks of inflation. In this environment Treasury bonds remain locked in a 5 to 6 1/2% range.

                          IAA TRUST GROWTH FUND, INC.
                             INCEPTION DATE 4/21/66

The annualized total returns for the Fund for the period ended June 30, 1999, are as follows:

1 YEAR  5 YEARS  10 YEARS
------  -------  --------
26.10%  22.59%    14.43%

These returns assume all dividends and capital gains distributions were reinvested.

    The IAA Trust Growth Fund returned better than 26% over the past year. This compares very favorably with the 18.9% return of the average growth mutual fund and the 22.8% return of the S&P 500 index* over this same time span. Until recently, the largest capitalization stocks have been driving overall market performance and the Fund has benefited from its strong core of these stocks. Additionally, as market leadership has recently shifted allowing better performance from smaller capitalization stocks and economically sensitive issues, the Fund's diversification in these market sectors has provided positive results.

    By all conventional measures, today's stock market appears fully valued, if not overvalued. In many respects, the market needs a continuation of steady economic growth, low inflation and unemployment, and stable low interest rates to maintain current valuations. Any event that clouds the economic outlook has the potential to drive the market sharply lower; and individual stocks that have fundamental disappointments can be punished severely. Increased volatility can readily be seen in broad market indices and individual stock prices.

    Nevertheless, solid values can still be found in the market. The largest of the large cap companies dominate measures of market valuation due to their sheer size and weighted contribution to market indices. Smaller companies with good growth prospects and reasonable valuation can still be found. Our strategy continues to be one of seeking out the growth stocks that add value for our shareholders. We will not ignore the largest companies, they drive overall market results, but we will take all opportunities that can provide a benefit to our shareholders.

                     IAA TRUST ASSET ALLOCATION FUND, INC.
                             INCEPTION DATE 12/7/78

The annualized total returns for the fund for the period ended June 30, 1999, are as follows:

1 YEAR  5 YEAR   10 YEAR
------  -------  --------
16.22%  15.69%    11.50%

These returns assume all dividends and capital gains distributions were reinvested.

    The IAA Trust Asset Allocation Fund just finished one of its best years ever. Performance was very good on both a relative and absolute basis. For the year, the Fund was up 16.2%. This compares very favorably to the average flexible fund, which returned 10.5% over the same period.

    Increasing our exposure to stocks at the end of 1998 turned out to be a very successful strategy. Since that time, the stock market has had one of its strongest surges in history, with the S&P 500 Index* gaining about 45% off its lows in August, 1998. Our performance was enhanced even more because we focused on large capitalization stocks, which were the driving force behind the market's strength. We also benefited from the great performance of a few key technology holdings.

    Our bond position was reduced to accommodate our higher equity weighting. The timing was excellent, as the bond market stalled over inflation fears. We also shifted our holdings from U.S. Treasuries to corporate issues, which helped our performance compared to some of our peers.

    The asset allocation as of June 30, 1999 was 60% stock, 36% bonds, and 4% cash equivalents.

                      IAA TRUST TAX EXEMPT BOND FUND, INC.
                             INCEPTION DATE 12/7/78

The annualized total returns for the Fund for the period ended June 30, 1999, are as follows:

1 YEAR  5 YEARS  10 YEARS
------  -------  --------
2.14%    6.09%    6.06%

These returns assume all dividends and capital gains distributions were reinvested. Although the Fund's income is exempt from federal income tax, it may be subject to state income taxation or the Federal alternative minimum tax.

    Over the past year, the IAA Trust Tax-Exempt Bond Fund changed from a long-term to an intermediate-term municipal bond fund. The duration of the Fund has been reduced from approximately seven years to five. We will no longer use the Lehman Municipal Bond Index* but instead use the Lehman Seven-Year Municipal Bond Index*.

    The Fund's one-year total return was 2.14%. This compares to the Lehman Brothers Seven-Year Municipal Bond Index's* total return of 2.92%. The Lehman Index* does not reflect investments in cash, the impact of any servicing, investment management, or administrative expenses.

    The municipal market outperformed the U.S. Treasury market over the past year. Yields on municipals declined during the second half of 1998 and though higher in 1999, remained below their August, 1998 levels until May of this year. At that time, the upward pressure on yields in the Treasury market began to take a toll on the municipal market. As we go forward into the last six months of 1999, we look for municipals to continue to outperform Treasuries. Higher interest rates make bonds attractive again to investors but not to issuers. Should demand exceed supply, we could see better performance in the municipal market.

                IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.

                             MONEY MARKET SERIES**
                            INCEPTION DATE 10/26/81

    In the fall of 1998, the Federal Reserve imposed three 25-basis-point rate cuts over a 49-day period in order to combat the effects of the global slowdown. Reflective of reduced short-term interest rates, the IAA Trust Money Market Series' 7-day yield decreased from 4.88% to 4.21% over the past fiscal year. The 12-month total return also decreased from 4.94% on June 30, 1998, to 4.54% on June 30, 1999. The fiscal year ended with the global economy recovering and attention being refocused on mounting inflationary pressures domestically. This caused the Federal Reserve to increase short-term interest rates by 25 basis points on June 30, 1999. Some argue that the Federal Reserve's quick action last fall was one cut too many, and this action simply reverses the last cut. While the Fed has openly stated a neutral policy, we believe they will continue to keep a vigilant watch for any signs of inflation creeping into our economy.

                      SHORT-TERM GOVERNMENT BOND SERIES***
                             INCEPTION DATE 1/2/97

The annualized total returns for the Fund for the period ended June 30, 1999, are as follows:

1 YEAR  SINCE INCEPTION
------  ---------------
4.27%     5.18%

These returns assume all dividends and capital gains distributions were reinvested.

    Short duration bonds have outperformed long-maturity bonds the past year as interest rates were rising. The star performers have been short mortgage and asset-backed sectors that the Fund has been emphasizing. With higher interest rates and a relatively flat yield curve, we are in the process of lengthening the duration of the Fund. The majority of our purchases have been in the agency sector. Agency bonds in today's market have attractive yield spreads versus comparable Treasuries.

    It is entirely possible that inflation will remain low, the stock market will cool, and the Federal Reserve will not be pressured to raise rates. Under this scenario, the Fund would be a rewarding investment. Even if these events do not transpire, the Fund, because of its short maturity structure, should weather any downturns.

                            LONG-TERM BOND SERIES***
                             INCEPTION DATE 1/2/97

The annualized total returns for the Fund for the period ended June 30, 1999, are as follows:

1 YEAR  SINCE INCEPTION
------  ---------------
3.29%     6.38%

These returns assume all dividends and capital gains distributions were reinvested.

    Prices on most kinds of bonds have slumped this year, sending yields higher. Bond investors are worried that the economy is growing too quickly, and that the prospect of higher inflation might cause the Federal Reserve to unleash a string of interest-rate increases. The yield of the bellwether 30 year Treasury bond has jumped to 6.125% from 4.8% last fall. Rates are now at their highest levels and prices at their lowest levels since late 1997.

    However, there is light at the end of the tunnel. Today's rates give the investor a very attractive real return over inflation. Picking the exact peak in bond yields is an impossible task, but we may be close. If this is the case, total returns on bonds for the next year could be attractive. In this higher interest rate environment, the Fund is extending its average maturity and increasing its holdings of Treasury securities. The average life of the Fund is approximately 13 years and is AA quality. AA is a rating to individual bonds and not the Fund.

                                   Sincerely,

                            [Ronald Warfield Photo]
                          [Ronald Warfield Signature]
                               Ronald R. Warfield
                                   President

---------------
  * All indices mentioned are unmanaged indices not available for investment.

 ** Although a money market seeks to maintain a stable net asset value of $1.00 per share, there is no assurance it will be able to do so. An investment in the Fund is neither insured nor guaranteed by the U.S. Government, it is possible to lose money.

*** U.S. Treasury bonds unlike mutual funds are direct obligations of the U.S.
    Government that offer a fixed rate of return.

    Past performance is no guarantee of future results. Share prices will fluctuate and when redeemed, shares may be worth more or less than their original investment. Funds are distributed by First Data Distributor, Inc. 4400 Computer Drive, Westborough, MA 01581. Must be preceded or accompanied by a prospectus. DFU 8/99

IAA TRUST MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS (UNAUDITED)

IAA TRUST GROWTH FUND, INC.

PORTFOLIO CHANGES For the Year Ended June 30, 1999

MAJOR PURCHASES                                            MAJOR SALES
AT & T Corp.                                               Mattel, Inc. (2)
American Greetings Corp. (1)                               Sun Microsystems, Inc.
Bristol-Myers Squibb Co.                                   AutoZone, Inc. (2)
Gillette Co. (1)                                           Invacare Corp. (2)
Office Depot, Inc. (1)                                     Nucor Corp. (2)
Newell Rubbermaid, Inc. (1)                                American Stores Co. (2)
Dean Foods Co. (1)                                         Cisco Systems, Inc.
U.S. West, Inc. (1)                                        MediaOne Group, Inc. (2)
Reuters Group PLC, ADS (1)                                 First Data Corp. (2)
(1) New Holdings                                           (2) Deletions

TEN LARGEST HOLDINGS June 30, 1999

                                                                             PERCENT
                                                                 VALUE       OF FUND
                                                              -----------    -------
Microsoft Corp..............................................  $ 7,215,000      3.96%
General Electric Co.........................................    6,441,000      3.54
Sun Microsystems, Inc.......................................    5,530,663      3.04
Analog Devices, Inc.........................................    5,018,750      2.76
Tellabs, Inc................................................    4,729,375      2.60
A T & T Corp................................................    4,353,375      2.39
Merck & Co..................................................    3,996,000      2.19
GTE Corp....................................................    3,787,500      2.08
Cisco Systems, Inc..........................................    3,612,000      1.98
Citigroup, Inc..............................................    3,562,500      1.96
                                                              -----------     -----
                                                              $48,246,163     26.50%
                                                              ===========     =====

IAA TRUST ASSET ALLOCATION FUND, INC.

PORTFOLIO CHANGES For the Year Ended June 30, 1999

MAJOR PURCHASES                                            MAJOR SALES
Coca-Cola Enterprises, 7.000%, 10/01/26 (1)                U.S. Treasury Note, 6.500%,
Federal Home Loan Mortgage Corp., 6.400%, 9/25/28 (1)      05/15/05 (2)
Province of Ontario, 5.500%, 10/01/08 (1)                  Pioneer Hi-Bred International, Inc.
Discover Credit Card Trust, 5.600%, 05/15/06 (1)           Province of Ontario, 5.500%, 10/01/08
Merck & Co., Inc. (1)                                      (2)
U.S. Treasury Bond, 5.250%, 11/15/28 (1)                   MediaOne Group, Inc.
Merck & Co., Inc., 5.760%, 05/03/37 (1)                    U.S. Treasury Note, 7.25%,
MGIC Investment Corp. (1)                                  05/15/04 (2)
Federal Home Loan Mortgage Corp., 6.000%, 12/15/08 (1)     U.S. Treasury Note, 5.875%,
Xerox Corp., 5.545%, 07/22/37 (1)                          03/31/99 (2)
                                                           Federal National Mortgage Assoc.,
                                                           7.060%,
                                                           11/02/05
                                                           Nucor Corp. (2)
                                                           Philips Electronics N.V. (2)
(1) New Holdings                                           (2) Deletions

TEN LARGEST HOLDINGS June 30, 1999

                                                                            PERCENT
                                                                VALUE       OF FUND
                                                              ----------    -------
Microsoft Corp..............................................  $  541,125      2.32%
General Electric Co.........................................     452,000      1.94
Sun Microsystems Co.........................................     392,588      1.69
Cisco Systems, Inc..........................................     361,200      1.55
Tellabs, Inc................................................     344,569      1.48
Analog Devices, Inc.........................................     326,219      1.40
International Business Machines Corp........................     310,200      1.33
Exxon Corp..................................................     308,500      1.32
Oracle Systems..............................................     308,138      1.32
Federal National Mortgage Association, 6.247%, 03/17/21.....     295,614      1.27
                                                              ----------     -----
                                                              $3,640,153     15.62%
                                                              ==========     =====

IAA TRUST MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS (UNAUDITED)

IAA TRUST TAX EXEMPT BOND FUND, INC.

PORTFOLIO CHANGES For the Year Ended June 30, 1999

MAJOR PURCHASES                                            MAJOR SALES
Illinois Health Facilities Revenue, 6.800%, 10/01/24 (1)   San Bernardino, California Joint
Massachusetts State Grant Anticipation Notes Revenue       Powers, Tax Allocation  Revenue Bond,
Bond,  5.000%, 12/15/08 (1)                                5.750%, 07/01/17 (2)
Indiana University Trustee Rev Bonds, Student Fees,        Chicago, Illinois Water Revenue,
5.700%,  08/01/10 (1)                                      6.500%, 11/01/15 (2)
University of Kentucky, University Building Revenue,       State of Rhode Island Refunding General
4.150%,  05/01/01 (1)                                      Obligation,  7.000%, 06/15/05 (2)
Travis County, Texas Limited Tax General Obligation,       Vicksburg-Warren, Mississippi School
4.500%,  03/01/18 (1)                                      District, State Aid,  Capital
Indiana Municipal Power Agency, Power Supply System        Improvement Revenue Bond, 4.700%,
Revenue,  5.000%, 01/01/11 (1)                              02/01/16 (2)
Long Island, New York Power Authority, 4.000%, 04/01/04    Travis County, Texas Limited Tax
(1)                                                        General Obligation,  4.500%, 03/01/18
Utah State Board of Regents Revenue, 5.500%, 08/01/05 (1)  (2)
Pike Township, Indiana Revenue Bond, 5.700%, 02/01/01 (1)  California State Public Works Board
                                                           Lease Revenue,  5.200%, 12/01/09 (2)
                                                           Denver, Colorado City & County General
                                                           Obligation,  5.000%, 10/01/10 (2)
(1) New Holdings                                           (2) Deletions

TEN LARGEST HOLDINGS June 30, 1999

                                                                            PERCENT
                                                                VALUE       OF FUND
                                                              ----------    -------
Illinois Health Facilities Authority Revenue, 6.800%,
 10/01/24...................................................  $  857,448      4.90%
Massachusetts State Grant Anticipation Revenue Bond, 5.000%,
 12/15/08...................................................     806,280      4.61
Wisconsin State Clean Water Revenue Bond, 5.300%,
 06/01/12...................................................     724,283      4.14
University of Kentucky, University Building Revenue, 4.150%,
 05/01/01...................................................     700,532      4.00
Texas A&M University Revenue Financing System, 5.375%,
 05/15/14...................................................     604,416      3.45
Pennsylvania State Higher Education Revenue Bonds, 5.600%,
 09/01/10...................................................     597,655      3.41
Peru, Indiana Community School Corp. Revenue, 6.750%,
 01/01/09...................................................     592,570      3.38
Indiana University Trustee Rev Bonds, Student Fees, 5.700%,
 08/01/10...................................................     571,692      3.27
Connecticut State Unlimited Tax General Obligation, 5.400%,
 03/15/08...................................................     570,064      3.26
Cape Girardeau, Missouri Waterworks System Revenue, 7.450%,
 03/01/05...................................................     562,610      3.21
                                                              ----------     -----
                                                              $6,587,550     37.63%
                                                              ==========     =====

IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.

MONEY MARKET SERIES

TEN LARGEST HOLDINGS June 30, 1999

                                                                             PERCENT
                                                                 VALUE       OF FUND
                                                              -----------    -------
John Deere Capital Corp., 4.84%, 07/08/99...................  $ 3,092,000      4.90%
Xerox Credit Corp., 4.82%, 07/19/99.........................    2,793,252      4.43
International Lease Finance Corp., 4.78%, 08/30/99..........    2,767,773      4.39
Province of British Columbia, 4.95%, 09/27/99...............    2,044,953      3.24
AT & T Corp., 5.50%, 07/01/99...............................    2,000,000      3.17
Household Finance Corp., 4.95%, 08/23/99....................    1,975,000      3.13
USAA Capital Corp., 4.78%, 07/16/99.........................    1,866,276      2.96
General Electric Capital Corp., 4.91%, 08/10/99.............    1,763,000      2.80
Commercial Credit Co., 5.04%, 08/04/99......................    1,690,000      2.68
Prudential Funding Corp., 4.88%, 09/17/99...................    1,679,000      2.66
                                                              -----------     -----
                                                              $21,671,254     34.36%
                                                              ===========     =====

PORTFOLIO CHARACTERISTICS June 30, 1999

CURRENT YIELD: 4.24%
30-DAY AVERAGE YIELD: 4.18%
7-DAY AVERAGE YIELD: 4.21%

AVERAGE DAYS TO MATURITY: 39.8

IAA TRUST MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS (UNAUDITED)

IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.

SHORT-TERM GOVERNMENT BOND SERIES
PORTFOLIO CHANGES For the Year Ended June 30, 1999

MAJOR PURCHASES                                            MAJOR SALES
Morgan Stanley Capital Corp., 6.850%, 02/15/20 (1)         U.S. Treasury Note, 6.250%, 05/31/99
Federal Home Loan Mortgage Corp., 6.350%, 3/15/11 (1)      (2)
Morgan Stanley Capital Corp., 6.850%, 02/15/20 (1)         U.S. Treasury Note, 6.250%, 06/30/02
Federal Home Loan Mortgage Corp., 5.500%, 11/25/05 (1)     (2)
General Motors Acceptance Corp., 4.891%, 07/26/99 (1)      Federal Home Loan Bank, 6.000%,
Federal National Mortgage Association, 6.225%, 05/25/14    04/06/01 (2)
(1)                                                        Federal Home Loan Mortgage Corp.,
Federal National Mortgage Association, 5.100%, 09/25/00    6.830%,  06/07/01 (2)
(1)                                                        Federal Home Loan Mortgage Corp.,
Federal Farm Credit Bank, 4.630%, 11/05/01 (1)             6.825%,  09/18/02 (2)
Tennessee Valley Authority, 5.280%, 09/14/01 (1)           Federal National Mortgage Association,
Federal National Mortgage Association, 5.400%, 05/07/01    6.820%,  11/05/01 (2)
(1)                                                        (2) Deletions
(1) New Holdings

TEN LARGEST HOLDINGS June 30, 1999

                                                                             PERCENT
                                                                 VALUE       OF FUND
                                                              -----------    -------
U.S. Treasury Notes, 6.500%, 08/31/01.......................  $ 3,053,430     10.26%
U.S. Treasury Notes, 6.250%, 02/28/02.......................    2,028,120      6.82
Federal National Mortgage Association, 6.500%, 08/01/04.....    1,882,012      6.32
Morgan Stanley Capital Corp., 6.850%, 02/15/20..............    1,096,029      3.68
Federal Home Loan Mortgage Corp., 5.500%, 11/25/05..........    1,017,755      3.42
General Motors Acceptance Corp., 4.89%, 07/26/99............    1,008,000      3.39
U.S. Treasury Notes, 5.500%, 02/29/00.......................    1,002,630      3.37
Federal National Mortgage Association, 5.08%, 09/24/99......      999,280      3.36
Federal Home Loan Bank, 6.14%, 12/17/01.....................      997,800      3.35
Federal National Mortgage Association, 5.10%, 09/25/00......      994,970      3.34
                                                              -----------     -----
                                                              $14,080,026     47.31%
                                                              ===========     =====

IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.

LONG-TERM BOND SERIES
PORTFOLIO CHANGES For the Year Ended June 30, 1999

MAJOR PURCHASES                                            MAJOR SALES
Federal Home Loan Mortgage Corp., 7.000%, 03/01/12 (1)     U.S. Treasury Notes,
Government National Mortgage Association, 8.000%,          6.500%, 05/15/05 (2)
07/15/26 (1)                                               U.S. Treasury Notes,
Merck & Co., 5.760%, 05/03/37                              6.500%, 08/15/05
Government National Mortgage Association, 6.500%,          U.S. Treasury Notes,
04/15/26 (1)                                               5.625%, 02/15/06 (2)
Federal Home Loan Mortgage Corp., 6.000%, 03/15/09 (1)     U.S. Treasury Notes,
Associates Corp. of North America, 6.950%, 11/01/18 (1)    6.000%, 02/15/26 (2)
                                                           Associates Corp. of North America,
                                                           6.950%, 11/01/18 (2)
(1) New Holdings                                           (2) Deletions

TEN LARGEST HOLDINGS June 30, 1999

                                                                             PERCENT
                                                                 VALUE       OF FUND
                                                              -----------    -------
Federal Home Loan Mortgage Corp., 7.000%, 03/01/12..........  $ 2,978,569      7.32%
Merck & Co., Inc., 5.760%, 05/03/37.........................    1,603,437      3.94
Government National Mortgage Association, 8.000%,
 07/15/26...................................................    1,454,358      3.57
Government National Mortgage Association, 6.500%,
 04/15/26...................................................    1,205,481      2.96
California Infrastructure PG & E, 6.420%, 09/25/08..........      994,480      2.44
U.S. Treasury Notes, 6.000%, 02/15/26.......................      975,270      2.39
Federal Home Loan Mortgage Corp., 6.000%, 03/15/09..........      921,041      2.26
Xerox Corp., 5.545%, 07/22/37...............................      905,223      2.22
Associates Corp. of North America, 5.960%, 05/15/37.........      752,615      1.85
Dayton Hudson Corp., 5.895%, 06/15/37.......................      700,875      1.72
                                                              -----------     -----
                                                              $12,491,349     30.67%
                                                              ===========     =====

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 1999

--------------------------------------------------------------------------------
IAA TRUST GROWTH FUND, INC.

                                           SHARES         VALUE
                                         -----------   ------------
COMMON STOCK -- 96.59%
BASIC INDUSTRY -- 1.09%
Monsanto Co. ........................         50,000   $  1,971,875
                                                       ------------
CAPITAL GOODS -- 5.49%
Boeing Co. ..........................         40,050      1,769,709
Deere & Co. .........................         45,000      1,783,125
General Electric Co. ................         57,000      6,441,000
                                                       ------------
                                                          9,993,834
                                                       ------------
COMMUNICATION SERVICES -- 7.48%
AT & T Corp. ........................         78,000      4,353,375
GTE Corp. ...........................         50,000      3,787,500
SBC Communications, Inc. ............         60,000      3,480,000
U.S. West, Inc. .....................         33,900      1,991,625
                                                       ------------
                                                         13,612,500
                                                       ------------
CONSUMER CYCLICAL -- 10.00%
American Greetings Corp., Cl. A .....         75,000      2,259,375
Gentex Corp. ........................        105,700      2,959,600
Intimate Brands, Inc. ...............         73,500      3,482,063
Newell Rubbermaid, Inc. .............         42,800      1,990,200
Office Depot, Inc.* .................        100,000      2,206,250
Wal-Mart Stores, Inc. ...............         60,000      2,895,000
Warnaco Group, Inc., Cl. A ..........         90,000      2,407,500
                                                       ------------
                                                         18,199,988
                                                       ------------
CONSUMER STAPLES -- 10.95%
Coca-Cola Co. .......................         20,000      1,250,000
Dean Foods Co. ......................         50,000      2,078,125
Fox Entertainment Group, Inc.* ......         65,000      1,750,937
Gillette Co. ........................         56,620      2,321,420
Kimberly-Clark Corp. ................         55,000      3,135,000
PepsiCo, Inc. .......................         39,000      1,508,813
Philip Morris Companies, Inc. .......         50,000      2,009,375
Procter & Gamble Co. ................         35,000      3,123,750
Rite Aid Corp. ......................         36,000        886,500
Unilever N.V ........................         26,785      1,868,254
                                                       ------------
                                                         19,932,174
                                                       ------------
ENERGY -- 7.92%
Chevron Corp. .......................         22,800      2,170,275
Diamond Offshore Drilling, Inc. .....         40,000      1,135,000
Exxon Corp. .........................         20,000      1,542,500
Halliburton Co. .....................         45,000      2,036,250
Phillips Petroleum Co. ..............         28,000      1,408,750
Royal Dutch Petroleum Co., ADR ......         45,000      2,711,250
Schlumberger, Ltd. ..................         32,000      2,038,000
Unocal Corp. ........................         35,000      1,386,875
                                                       ------------
                                                         14,428,900
                                                       ------------
FINANCE -- 14.50%
American Express Co. ................         25,000      3,253,125
American International Group,
 Inc. ...............................         25,000      2,926,562
Associates First Capital Corp. ......         70,000      3,101,875
Bank Of New York ....................         75,000      2,751,563
Citigroup, Inc. .....................         75,000      3,562,500
Fannie Mae ..........................         45,000      3,076,875
MBNA Corp. ..........................         90,000      2,756,250
MGIC Investment Corp. ...............         45,000      2,188,125
Wells Fargo Co. .....................         65,000      2,778,750
                                                       ------------
                                                         26,395,625
                                                       ------------

                                           SHARES         VALUE
                                         -----------   ------------
HEALTH  -- 10.33%
Becton, Dickinson & Co. .............         45,000   $  1,350,000
Bristol-Myers Squibb Co. ............         40,000      2,817,500
Elan Corp., PLC, ADS ................         80,100      2,222,775
Johnson & Johnson ...................         35,000      3,430,000
Merck & Co., Inc. ...................         54,000      3,996,000
Pfizer, Inc. ........................         21,475      2,356,881
Smithkline Beecham PLC, ADR .........         40,000      2,642,500
                                                       ------------
                                                         18,815,656
                                                       ------------
TECHNOLOGY -- 23.76%
America Online, Inc.* ...............         12,000      1,326,000
Analog Devices, Inc. ................        100,000      5,018,750
Cisco Systems, Inc.* ................         56,000      3,612,000
W.W. Grainger, Inc. .................         19,200      1,033,200
Hewlett-Packard Co. .................         30,000      3,015,000
Intel Corp. .........................         52,000      3,094,000
International Business Machines
 Corp. ..............................         20,000      2,585,000
Microsoft Corp.* ....................         80,000      7,215,000
Oracle Corp.* .......................         75,000      2,784,375
Raytheon Co., Cl. B .................         15,000      1,055,625
Reuters Group PLC, ADS ..............         28,000      2,269,750
Sun Microsystems, Inc.* .............         80,300      5,530,662
Tellabs, Inc.* ......................         70,000      4,729,375
                                                       ------------
                                                         43,268,737
                                                       ------------
TRANSPORTATION -- 1.96%
Burlington Northern Corp. ...........         45,000      1,395,000
FDX Corp.* ..........................         40,000      2,170,000
                                                       ------------
                                                          3,565,000
                                                       ------------
UTILITIES -- 3.11%
DPL, Inc. ...........................        125,000      2,296,875
NICOR, Inc. .........................         49,150      1,870,772
Wisconsin Energy Corp. ..............         60,000      1,503,750
                                                       ------------
                                                          5,671,397
                                                       ------------
TOTAL COMMON STOCK
 (cost $105,150,407) ................                   175,855,686
                                                       ------------

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 1999

--------------------------------------------------------------------------------
IAA TRUST GROWTH FUND, INC. (CONTINUED)

                                         PRINCIPAL
                                           AMOUNT         VALUE
                                        ------------   ------------
COMMERCIAL PAPER -- 2.29%
AT&T Corp.
  5.50%, 07/01/99...................    $  1,000,000   $  1,000,000
Wells Fargo & Co.
 4.90%, 07/06/99....................          29,000         29,000
Coca-Cola Co.
 4.75%, 07/12/99....................         944,000        942,630
International Lease Finance Corp.
 4.78%, 07/21/99....................         551,000        545,081
CIT Group Holding Corp.
 4.86%, 08/11/99....................       1,000,000      1,000,000
General Motors Acceptance Corp.
 4.88%, 08/18/99....................         646,000        646,000
                                                       ------------
TOTAL COMMERCIAL PAPER
 (cost $4,162,711)..................                      4,162,711
                                                       ------------

                                            SHARES        VALUE
                                           ---------   ------------
OTHER SHORT TERM INVESTMENTS -- 1.13%
MONEY MARKET FUNDS

                                            SHARES        VALUE
                                           ---------   ------------
Dreyfus Cash Management Money Market
 Fund..................................      218,712   $    218,712
Federated Prime Obligation Fund........    1,842,485      1,842,485
                                                       ------------
TOTAL MONEY MARKET FUNDS
 (cost $2,061,197).....................                   2,061,197
                                                       ------------
TOTAL INVESTMENTS -- 100.01%
 (cost $111,374,315)...................                 182,079,594
                                                       ------------
LIABILITIES NET OF CASH
 & OTHER ASSETS  -- (0.01%)............                      (9,331)
                                                       ------------
NET ASSETS -- 100.00%..................                $182,070,263
                                                       ============
* non-income producing

                       See notes to financial statements.

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 1999

--------------------------------------------------------------------------------
IAA TRUST ASSET ALLOCATION FUND, INC.

                                           SHARES         VALUE
                                         -----------   ------------
COMMON STOCK -- 59.72%
BASIC INDUSTRIES -- 0.68%
Monsanto Co. ........................          4,000   $    157,750
                                                       ------------
CAPITAL GOODS -- 3.13%
Boeing Co. ..........................          3,100        136,981
Deere & Co. .........................          3,500        138,688
General Electric Co. ................          4,000        452,000
                                                       ------------
                                                            727,669
                                                       ------------
COMMUNICATION SERVICES -- 3.83%
AT & T Corp. ........................          4,500        251,156
BellSouth Corp. .....................          3,000        140,625
GTE Corp. ...........................          3,000        227,250
SBC Communications, Inc. ............          3,194        185,252
U.S. West, Inc. .....................          1,500         88,125
                                                       ------------
                                                            892,408
                                                       ------------
CONSUMER CYCLICAL -- 6.12%
American Greetings Corp., Cl. A .....          6,000        180,750
Gentex Corp. ........................          7,000        196,000
Intimate Brands, Inc. ...............          4,725        223,847
Newell Rubbermaid, Inc. .............          3,500        162,750
Office Depot, Inc.* .................          7,000        154,437
Tribune Co. .........................          2,000        174,250
Wal-Mart Stores, Inc. ...............          3,700        178,525
Warnaco Group, Inc., Cl. A ..........          5,800        155,150
                                                       ------------
                                                          1,425,709
                                                       ------------
CONSUMER STAPLES -- 6.98%
Albertson's, Inc. ...................          2,900        149,531
Dean Foods Co. ......................          4,000        166,250
Fox Entertainment Group, Inc.* ......          7,000        188,562
Gillette Co. ........................          3,600        147,600
Kimberly-Clark Corp. ................          4,500        256,500
PepsiCo, Inc. .......................          4,000        154,750
Philip Morris Companies, Inc. .......          5,000        200,938
Procter & Gamble Co. ................          2,950        263,288
Rite Aid Corp. ......................          4,000         98,500
                                                       ------------
                                                          1,625,919
                                                       ------------
ENERGY -- 4.43%
Atlantic Richfield Co. ..............          1,400        116,987
Diamond Offshore Drilling, Inc. .....          2,800         79,450
Exxon Corp. .........................          4,000        308,500
Halliburton Co. .....................          3,000        135,750
Phillips Petroleum Co. ..............          3,000        150,937
Royal Dutch Petroleum Co., ADR ......          4,000        241,000
                                                       ------------
                                                          1,032,624
                                                       ------------
FINANCE -- 9.39%
American Express Co. ................          2,200        286,275
American International Group,
 Inc. ...............................          2,000        234,125
Associates First Capital Corp. ......          5,000        221,563
Bank of America Corp. ...............          3,055        223,970
Bank Of New York ....................          6,000        220,125
Citigroup, Inc. .....................          4,312        204,820
Fannie Mae ..........................          3,800        259,825
MGIC Investment Corp. ...............          5,500        267,437
Wells Fargo Co. .....................          6,300        269,325
                                                       ------------
                                                          2,187,465
                                                       ------------

                                           SHARES         VALUE
                                         -----------   ------------
HEALTH  -- 6.66%
Becton, Dickinson & Co. .............          5,000   $    150,000
Bristol-Myers Squibb Co. ............          4,000        281,750
Elan Corp., PLC, ADS ................          9,000        249,750
Johnson & Johnson ...................          3,000        294,000
Merck & Co., Inc. ...................          3,400        251,600
Pfizer, Inc. ........................          1,500        164,625
SmithKline Beecham PLC, ADR .........          2,400        158,550
                                                       ------------
                                                          1,550,275
                                                       ------------
TECHNOLOGY -- 14.85%
America Online, Inc.* ...............          1,000        110,500
Analog Devices, Inc. ................          6,500        326,219
Cisco Systems, Inc.* ................          5,600        361,200
W.W. Grainger, Inc. .................          1,700         91,481
Hewlett-Packard Co. .................          2,000        201,000
Intel Corp. .........................          3,500        208,250
International Business Machine
 Corp. ..............................          2,400        310,200
Microsoft Corp.* ....................          6,000        541,125
Oracle Corp.* .......................          8,300        308,138
Raytheon Co., Cl. B .................          2,000        140,750
Reuters Group PLC, ADS ..............          1,500        121,594
Sun Microsystems, Inc.* .............          5,700        392,587
Tellabs, Inc.* ......................          5,100        344,569
                                                       ------------
                                                          3,457,613
                                                       ------------
TRANSPORTATION -- 1.36%
Burlington Northern Corp. ...........          4,600        142,600
FDX Corp.* ..........................          3,200        173,600
                                                       ------------
                                                            316,200
                                                       ------------
UTILITIES/TELEPHONE -- 2.29%
Florida Progress Corp. ..............          2,200         90,888
NICOR, Inc. .........................          4,500        171,281
Williams Companies, Inc. ............          4,000        170,250
Wisconsin Energy Corp. ..............          4,000        100,250
                                                       ------------
                                                            532,669
                                                       ------------
TOTAL COMMON STOCK
 (cost $8,463,196)...................                    13,906,302
                                                       ------------

                                          PRINCIPAL
                                           AMOUNT
                                         -----------
BONDS AND NOTES -- 35.88%
ASSET BACKED -- 4.48%
Amresco Residential Securities
 Mortgage Loan Trust
 6.925%, 06/25/25 ...................    $   100,000        101,741
Chemical Master Credit Card Trust
 5.980%, 09/15/08 ...................        200,000        195,344
Discover Credit Card Trust
 6.750%, 02/16/02 ...................        200,000        199,594
 5.600%, 05/15/06 ...................        250,000        242,266
Green Tree Financial Corp.
 6.870%, 01/15/29 ...................        100,000         99,022
The Money Store Home Equity Trust
 8.140%, 10/15/27 ...................        200,000        205,684
                                                       ------------
                                                          1,043,651
                                                       ------------

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 1999

--------------------------------------------------------------------------------
IAA TRUST ASSET ALLOCATION FUND, INC. (CONTINUED)

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
AUTO -- 1.56%
Ford Credit Auto Owner Trust
 5.650%, 10/15/01 ...................    $   250,000   $    249,667
General Motors Acceptance Corp.
 8.875%, 06/01/10 ...................        100,000        113,000
                                                       ------------
                                                            362,667
                                                       ------------
BANKING -- 2.23%
ABN AMRO N.V. (Chicago) Global Bond
 7.125%, 06/18/07....................        100,000        100,875
Citicorp
 7.200%, 06/15/07....................        100,000        101,000
International American Development
 Bank
 8.875%, 06/01/09....................        100,000        118,375
NationsBank Corp.
 5.750%, 03/15/01....................        200,000        199,000
                                                       ------------
                                                            519,250
                                                       ------------
CHEMICALS -- 0.44%
Dupont (E.I.) De Nemours & Co.
 6.750%, 10/15/02....................        100,000        101,500
                                                       ------------
FINANCE -- 1.67%
Household Finance Corp.
 6.400%, 06/17/08....................        200,000        190,250
Merrill Lynch & Co., Inc.
 6.020%, 05/11/01....................        200,000        199,750
                                                       ------------
                                                            390,000
                                                       ------------
FOOD & BEVERAGE -- 2.31%
Campbell Soup Co.
 4.750%, 10/01/03....................        200,000        188,750
Coca-Cola Co.
 6.625%, 10/01/02....................        100,000        101,000
Coca-Cola Enterprises
 7.000%, 10/01/26....................        250,000        249,062
                                                       ------------
                                                            538,812
                                                       ------------
INDUSTRIAL -- 2.99%
Amoco Canada Petroleum Co.
 7.950%, 10/01/22....................        100,000        102,750
Mattel, Inc.
 6.000%, 07/15/03....................        200,000        195,500
Merck & Co., Inc.
 5.760%, 05/03/37....................        200,000        200,430
Raytheon Co.
 5.950%, 03/15/01....................        100,000         99,750
 6.300%, 03/15/05....................        100,000         97,375
                                                       ------------
                                                            695,805
                                                       ------------
MUNICIPAL -- 1.06%
New York State Power Authority
 Revenue
 6.050%, 02/15/15....................        250,000        246,245
                                                       ------------
OFFICE EQUIPMENT -- 0.86%
Xerox Corp.
 5.545%, 07/22/37....................        200,000        201,161
                                                       ------------

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
RETAILING -- 2.54%
Dayton Hudson Corp.
 5.895%, 06/15/37....................    $   200,000   $    200,250
Sears Roebuck Acceptance Corp.
 6.000%, 03/20/03....................        200,000        197,250
Sears Roebuck Credit Account Master
 Trust
 5.650%, 03/15/09....................        200,000        194,138
                                                       ------------
                                                            591,638
                                                       ------------
TELEPHONE UTILITY -- 3.01%
Bell Telephone Co. of PA Putable
 Debentures
 8.350%, 12/15/30....................        200,000        226,000
BellSouth Capital Funding Corp.
 6.040%, 11/15/26....................        200,000        200,500
Chesapeake & Potomac Telephone Co. of
 Virginia Debentures
 8.375%, 10/01/29....................        100,000        113,125
New Jersey Bell Telephone Co.
 7.850%, 11/15/29....................        150,000        160,125
                                                       ------------
                                                            699,750
                                                       ------------
TRANSPORTATION -- 0.87%
Norfolk Southern Corp.
 7.050%, 05/01/37....................        200,000        202,750
                                                       ------------
U.S. GOVERNMENT AGENCIES -- 6.12%
Federal Home Loan Bank
 8.000%, 09/20/04....................        100,000        100,635
Federal Home Loan Mortgage Corp.
 10.750%, 07/01/00...................            628            658
 8.750%, 04/01/01....................          5,952          6,097
 10.150%, 04/15/06...................          3,835          3,837
 6.500%, 06/15/06....................        200,000        202,088
 6.000%, 12/15/08....................        200,000        196,362
 6.400%, 09/25/28....................        250,000        239,108
Federal National Mortgage Association
 6.000%, 02/18/21....................        300,000        294,054
 6.247%, 03/17/21....................        300,000        295,614
Government National Mortgage
 Association
 Pool #30111
 9.000%, 05/15/09....................         15,987         16,976
Government National Mortgage
 Association
 Pool #23653
 9.500%, 06/15/09....................          6,916          7,454
Government National Mortgage
 Association
 Pool #32147
 9.500%, 08/15/09....................          4,246          4,577
Government National Mortgage
 Association
 Pool #161621
 9.000%, 07/15/16....................         53,323         56,622
                                                       ------------
                                                          1,424,082
                                                       ------------
U.S. GOVERNMENT OBLIGATIONS -- 5.74%
U.S. Treasury Bonds
 5.250%, 11/15/28....................        250,000        221,417
U.S. Treasury Notes
 5.875%, 02/15/00....................        100,000        100,451
 6.625%, 04/30/02....................        100,000        102,455
 11.625%, 11/15/04...................        100,000        125,860
 6.875%, 05/15/06....................        150,000        157,977
 6.500%, 10/15/06....................        200,000        206,524

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 1999

--------------------------------------------------------------------------------
IAA TRUST ASSET ALLOCATION FUND, INC. (CONTINUED)

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
U.S. Treasury Inflation Index Bond
 3.625%, 04/15/28....................    $   300,000   $    283,218
Tennessee Valley Authority
 5.375%, 11/13/08....................        150,000        138,782
                                                       ------------
                                                          1,336,684
                                                       ------------
TOTAL BONDS AND NOTES
 (cost $8,345,413)...................                     8,353,994
                                                       ------------
COMMERCIAL PAPER -- 0.16%
Wells Fargo & Co.
  4.849%, 07/06/99...................         24,000         24,000
Coca-Cola Co.
 4.750%, 07/12/99....................          6,000          5,989
Prudential Funding Corp.
 4.859%, 07/20/99....................          7,700          7,700
                                                       ------------
TOTAL COMMERCIAL PAPER
 (cost $37,689)......................                        37,689
                                                       ------------

                                           SHARES         VALUE
                                         -----------   ------------
OTHER SHORT TERM INVESTMENTS -- 3.90%
MONEY MARKET FUNDS
Dreyfus Cash Management Money Market
 Fund................................        111,495   $    111,495
Federated Prime Obligation Fund......        795,660        795,660
                                                       ------------
TOTAL MONEY MARKET FUNDS
 (cost $907,155).....................                       907,155
                                                       ------------
TOTAL INVESTMENTS -- 99.66%
 (cost $17,753,453)..................                    23,205,140
                                                       ------------
CASH AND OTHER ASSETS NET OF
 LIABILITIES -- 0.34%................                        79,599
                                                       ------------
NET ASSETS -- 100.00%................                  $ 23,284,739
                                                       ============
* non-income producing

                       See notes to financial statements.

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 1999

--------------------------------------------------------------------------------
IAA TRUST TAX EXEMPT BOND FUND, INC.

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
MUNICIPAL BONDS
  (TAX EXEMPT) -- 96.52%
ARIZONA -- 3.14%
Maricopa County, School District #93
 Arizona Unlimited Tax General
 Obligation
 6.400%, 07/01/06....................    $   500,000   $    549,440
                                                       ------------
CALIFORNIA -- 1.60%
City of Fresno, California Sewer
 System Revenue
 6.250%, 09/01/14....................        250,000        280,233
                                                       ------------
CONNECTICUT -- 3.26%
Connecticut State Unlimited Tax
 General Obligation
 5.400%, 03/15/08....................        550,000        570,064
                                                       ------------
ILLINOIS -- 13.37%
Illinois Health Facilities Authority
 Revenue
 6.800%, 10/01/24....................        800,000        857,448
Illinois State Sales Tax Revenue
 5.400%, 06/15/13....................        550,000        554,406
Northwest Suburban Municipal Joint
 Action Water Agency Illinois
 Contract Revenue
 6.450%, 05/01/07....................        400,000        440,320
Northwest Water Commission Illinois,
 Cook & Lake Revenue
 5.000%, 05/01/13....................        500,000        489,460
                                                       ------------
                                                          2,341,634
                                                       ------------
INDIANA -- 8.40%
Indiana University Trustee Revenue
 Bonds, Student Fees
 5.700%, 08/01/10....................        550,000        571,692
Peru, Indiana Community School Corp.
 Revenue
 6.750%, 01/01/09....................        550,000        592,570
Pike Township Indiana Revenue Bond
 5.700%, 02/01/01....................        300,000        306,507
                                                       ------------
                                                          1,470,769
                                                       ------------
KENTUCKY -- 6.86%
Jefferson County, Kentucky School
 District Financing Corp. School
 Building Revenue, Series A
 5.300%, 07/01/15....................        500,000        500,355
University of Kentucky, University
 Building Revenue, Third Series
 4.150%, 05/01/01....................        700,000        700,532
                                                       ------------
                                                          1,200,887
                                                       ------------
MASSACHUSETTS -- 7.63%
Massachusetts State Grant
 Anticipation Notes Revenue Bond
 5.000%, 12/15/08....................        800,000        806,280
Massachusetts State Water Resource
 Authority Revenue
 6.000%, 11/01/08....................        500,000        529,020
                                                       ------------
                                                          1,335,300
                                                       ------------

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
MINNESOTA -- 2.88%
St. Paul, Minnesota Independent
 School District #625 General
 Obligation, Series C
 5.250%, 02/01/13....................    $   500,000   $    503,710
                                                       ------------
MISSOURI -- 4.67%
Cape Girardeau, Missouri Waterworks
 System Revenue
 7.450%, 03/01/05....................        500,000        562,610
Missouri State Environmental
 Improvement & Energy Resource
 Authority Pollution Control Revenue
 5.250%, 12/01/09....................        250,000        255,488
                                                       ------------
                                                            818,098
                                                       ------------
NEVADA -- 5.26%
Clark County, Nevada School District
 General Obligation
 5.250%, 06/01/07....................        500,000        510,550
Henderson, Nevada Water & Sewer
 Unlimited Tax General Obligation
 5.375%, 06/01/07....................        400,000        410,928
                                                       ------------
                                                            921,478
                                                       ------------
NEW JERSEY -- 1.45%
Essex County, New Jersey Unlimited
 General Obligation 5.000%,
 08/01/07............................        250,000        253,727
                                                       ------------
NEW YORK -- 6.54%
Long Island, New York Power Authority
 Revenue
 4.000%, 04/01/04....................        400,000        390,584
New York State Dormitory Authority
 Revenue
 5.500%, 07/01/12....................        500,000        503,170
New York State Highway & Bridge
 Authority Revenue, Series B
 5.000%, 04/01/08....................        250,000        251,832
                                                       ------------
                                                          1,145,586
                                                       ------------
NORTH CAROLINA -- 1.55%
North Carolina Eastern Municipal
 Power Agency System Revenue
 7.000%, 01/01/08....................        250,000        270,785
                                                       ------------
OHIO -- 2.96%
Montgomery County, Ohio Sewer System
 Revenue
 5.600%, 09/01/11....................        500,000        517,805
                                                       ------------
PENNSYLVANIA -- 6.38%
Pennsylvania Intergovernmental Corp.
 Authority, Special Tax Revenue
 5.450%, 06/15/08....................        500,000        519,885
Pennsylvania State Higher Education
 Revenue Bonds, Series A
 5.600%, 09/01/10....................        575,000        597,655
                                                       ------------
                                                          1,117,540
                                                       ------------
TENNESSEE -- 3.06%
Shelby County, Tennessee School
 General Obligation, Series B
 5.875%, 06/01/18....................        500,000        535,100
                                                       ------------

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 1999

--------------------------------------------------------------------------------
IAA TRUST TAX EXEMPT BOND FUND, INC. (CONTINUED)

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
TEXAS -- 11.59%
Bexar County, Texas Detention
 Facilities Limited Tax General
 Obligation
 5.750%, 06/15/10....................    $   500,000   $    527,375
Garland, Texas Limited Tax General
 Obligation
 5.800%, 08/15/12....................        350,000        372,467
Texas A&M University Revenue
 Financing System
 5.375%, 05/15/14....................        600,000        604,416
United Independent School District,
 Texas
 6.700%, 08/15/08....................        465,000        525,873
                                                       ------------
                                                          2,030,131
                                                       ------------
UTAH -- 1.78%
Utah State Board Regents Revenue
 5.500%, 08/01/05....................        300,000        311,679
                                                       ------------
WISCONSIN -- 4.14%
Wisconsin State Clean Water Revenue
 Bond 5.300%, 06/01/12...............        700,000        724,283
                                                       ------------
TOTAL MUNICIPAL BONDS
 (cost $16,480,786)..................                    16,898,249
                                                       ------------

                                             SHARES        VALUE
                                            ---------   -----------
TAX EXEMPT MONEY MARKET
FUNDS -- 4.94%
Nuveen Tax Exempt Money Fund............      850,000   $   850,000
Provident Institutional MuniFund........       15,654        15,654
                                                        -----------
TOTAL MONEY MARKET FUNDS
 (cost $865,654)........................                    865,654
                                                        -----------
TOTAL INVESTMENTS -- 101.46%
 (cost $17,346,440).....................                 17,763,903
                                                        -----------
LIABILITIES NET OF CASH & OTHER ASSETS
  -- (1.46%)............................                   (256,462)
                                                        -----------
NET ASSETS -- 100.00%...................                $17,507,441
                                                        ===========

                       See notes to financial statements.

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 1999

--------------------------------------------------------------------------------
IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.
MONEY MARKET SERIES

                                           PRINCIPAL
                                            AMOUNT         VALUE
                                          -----------   -----------
COMMERCIAL PAPER -- 99.37%
AIRLINES -- 5.05%
International Lease Finance Corp.
 4.78%, 07/21/99......................    $   419,000   $   417,887
 4.78%, 08/30/99......................      2,790,000     2,767,773
                                                        -----------
                                                          3,185,660
                                                        -----------
AUTO & TRUCK -- 12.74%
Ford Motor Credit Co.
 4.89%, 07/15/99......................        954,000       954,000
 4.85%, 08/05/99......................        622,000       622,000
 4.97%, 08/25/99......................      1,660,000     1,660,000
General Motors Acceptance Corp.
 4.88%, 08/18/99......................        354,000       354,000
 5.07%, 09/07/99......................      1,279,000     1,279,000
 5.24%, 09/16/99......................      1,510,000     1,510,000
Toyota Motor Credit Co.
 4.79%, 07/07/99......................      1,650,000     1,648,683
                                                        -----------
                                                          8,027,683
                                                        -----------
COMMERCIAL FINANCE -- 13.08%
CIT Group Holding Corp.
 4.85%, 07/29/99......................      1,043,000     1,043,000
 4.86%, 08/11/99......................        877,000       877,000
 4.87%, 08/16/99......................      1,300,000     1,300,000
Prudential Funding Corp.
 4.86%, 07/20/99......................        409,000       409,000
 4.94%, 07/28/99......................        630,000       630,000
 4.88%, 09/17/99......................      1,679,000     1,679,000
Wells Fargo & Co.
 4.85%, 07/06/99......................        897,000       897,000
 4.81%, 08/17/99......................      1,415,000     1,406,114
                                                        -----------
                                                          8,241,114
                                                        -----------
CONSUMER FINANCE -- 25.50%
American Express Credit Corp.
 4.89%, 07/13/99......................      1,620,000     1,620,000
 4.83%, 07/14/99......................      1,590,000     1,590,000
American General Finance Corp.
 4.77%, 07/01/99......................      1,521,000     1,521,000
 4.88%, 08/26/99......................        777,000       777,000
 4.97%, 09/02/99......................        887,000       887,000
Associates Corp. of North America
 4.86%, 07/27/99......................      1,026,000     1,026,000
 5.04%, 08/19/99......................      1,174,000     1,174,000
 5.13%, 10/06/99......................      1,050,000     1,050,000
Commercial Credit Co.
 4.89%, 07/22/99......................      1,556,000     1,556,000
 5.04%, 08/04/99......................      1,690,000     1,690,000
Household Finance Corp.
 4.95%, 08/23/99......................      1,975,000     1,975,000
 5.11%, 09/09/99......................      1,202,000     1,202,000
                                                        -----------
                                                         16,068,000
                                                        -----------

                                           PRINCIPAL
                                            AMOUNT         VALUE
                                          -----------   -----------
ELECTRONICS -- 5.16%
General Electric Capital Corp.
 4.91%, 08/10/99......................    $ 1,763,000   $ 1,763,000
 5.03%, 08/24/99......................        830,000       830,000
 4.90%, 08/31/99......................        662,000       662,000
                                                        -----------
                                                          3,255,000
                                                        -----------
FARM MACHINERY & EQUIPMENT -- 4.91%
John Deere Capital Corp.
 4.84%, 07/08/99......................      3,092,000     3,092,000
                                                        -----------
FOOD & BEVERAGE -- 5.08%
Coca-Cola Co.
 4.75%, 07/12/99......................      1,200,000     1,198,258
 4.76%, 07/26/99......................      1,010,000     1,006,661
 4.82%, 08/12/99......................      1,000,000       994,377
                                                        -----------
                                                          3,199,296
                                                        -----------
FOREIGN GOVERNMENTS -- 3.25%
Province Of British Columbia
 4.95%, 09/27/99......................      2,070,000     2,044,953
                                                        -----------
INSURANCE/MULTI-LINE -- 7.70%
Transamerica Financial Corp.
 5.08%, 10/19/99......................      1,685,000     1,658,845
USAA Capital Corp.
 4.78%, 07/16/99......................      1,870,000     1,866,276
 4.79%, 08/09/99......................      1,337,000     1,330,062
                                                        -----------
                                                          4,855,183
                                                        -----------
OFFICE EQUIPMENT -- 6.18%
IBM Credit Corp.
 5.02%, 09/01/99......................      1,101,000     1,101,000
Xerox Credit Corp.
 4.82%, 07/19/99......................      2,800,000     2,793,252
                                                        -----------
                                                          3,894,252
                                                        -----------
TELEPHONE/UTILITY -- 10.72%
AT & T Corp.
 5.50%, 07/01/99......................      2,000,000     2,000,000
Bell Atlantic Network Funding
 4.85%, 07/08/99......................        444,000       443,581
BellSouth Telecommunications, Inc.
 4.95%, 08/03/99......................      1,055,000     1,050,203
 5.12%, 08/18/99......................        975,000       968,344
GTE Funding, Inc.
 4.93%, 07/07/99......................      1,300,000     1,298,932
 5.20%, 07/20/99......................      1,000,000       997,256
                                                        -----------
                                                          6,758,316
                                                        -----------
TOTAL COMMERCIAL PAPER
 (cost $62,621,457)...................                   62,621,457
                                                        -----------

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 1999

--------------------------------------------------------------------------------
IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.
MONEY MARKET SERIES (CONTINUED)

                                             SHARES        VALUE
                                            ---------   -----------
OTHER SHORT-TERM INVESTMENTS -- 0.46%
MONEY MARKET FUNDS
Dreyfus Cash Management Money Markey
 Fund...................................          140   $       140
Federated Prime Obligation Fund.........      290,867       290,867
                                                        -----------
TOTAL MONEY MARKET FUNDS
 (cost $291,007)........................                    291,007
                                                        -----------
TOTAL INVESTMENTS -- 99.83%
 (cost $62,912,464).....................                 62,912,464
                                                        -----------
CASH & OTHER ASSETS NET OF
 LIABILITIES -- 0.17%...................                    109,308
                                                        -----------
NET ASSETS -- 100.00%...................                $63,021,772
                                                        ===========

                       See notes to financial statements.

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 1999

--------------------------------------------------------------------------------
IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.
SHORT-TERM GOVERNMENT BOND SERIES

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
BONDS AND NOTES -- 87.66%
U.S. GOVERNMENT AGENCIES -- 50.07%
Federal Farm Credit Bank
 5.125%, 04/02/01....................    $   500,000   $    495,055
 4.630%, 11/05/01....................      1,000,000        972,700
Federal Home Loan Bank
 5.500%, 08/13/01....................      1,000,000        994,810
 6.140%, 12/17/01....................      1,000,000        997,800
 5.945%, 04/01/02....................      1,000,000        992,500
 8.000%, 09/20/04....................        750,000        754,762
 8.340%, 01/26/05....................        500,000        508,270
Federal Home Loan Mortgage Corp.
 5.500%, 11/25/05....................      1,051,074      1,017,755
 6.350%, 03/15/11....................        696,223        695,993
Federal National Mortgage Association
 5.080%, 09/24/99....................      1,000,000        999,280
 5.100%, 09/25/00....................      1,000,000        994,970
 5.400%, 05/07/01....................      1,000,000        990,000
 5.375%, 03/15/02....................        500,000        491,250
 6.500%, 08/01/04....................      1,899,833      1,882,012
 6.225%, 05/25/14....................        843,249        847,466
 6.500%, 07/25/23....................        274,361        267,875
Tennessee Valley Authority
 5.280%, 09/14/01....................      1,000,000        986,250
                                                       ------------
                                                         14,888,748
                                                       ------------
U.S. GOVERNMENT OBLIGATIONS -- 22.49%
U.S. Treasury Notes
 5.875%, 11/15/99....................        500,000        501,490
 5.500%, 02/29/00....................      1,000,000      1,002,630
 6.500%, 08/31/01....................      3,000,000      3,053,430
 6.250%, 02/28/02....................      2,000,000      2,028,120
 6.625%, 04/30/02....................        100,000        102,455
                                                       ------------
                                                          6,688,125
                                                       ------------
ASSET BACKED -- 11.24%
Banc One Auto Grantor Trust
 6.270%, 11/20/03....................        501,178        504,912
Discover Credit Card Master Trust
 5.600%, 05/15/06....................        300,000        290,907
First USA Credit Card Master Trust
 6.420%, 03/17/05....................        250,000        250,002
Ford Credit Auto Owner Trust
 5.650%, 10/15/01....................        450,000        449,402
J.P. Morgan Commercial Mortgage
 Finance Corp.
 6.952%, 09/15/29....................        371,158        379,082
Morgan Stanley Capital Corp.
 6.850%, 02/15/20....................      1,089,655      1,096,029
The Money Store Home Equity Trust
 7.800%, 10/15/21....................        366,210        371,960
                                                       ------------
                                                          3,342,295
                                                       ------------

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
CORPORATE BONDS -- 3.86%
BellSouth Telecommunications, Inc.
 6.000%, 06/15/02....................    $   400,000   $    397,000
Merck & Co., Inc.
 5.760%, 05/03/37....................        750,000        751,611
                                                       ------------
                                                          1,148,611
                                                       ------------
TOTAL BONDS AND NOTES
 (cost $26,134,090)..................                    26,067,778
                                                       ------------
COMMERCIAL PAPER -- 6.78%
Wells Fargo & Co.
 4.850%, 07/06/99....................        540,000        540,000
Prudential Funding Corp.
 4.860%, 07/20/99....................        123,000        123,000
General Motors Acceptance Corp.
 4.891%, 07/26/99....................      1,008,000      1,008,000
Associates Corp. of North America
 5.045%, 08/19/99....................        346,000        346,000
                                                       ------------
TOTAL COMMERCIAL PAPER
 (cost $2,017,000)...................                     2,017,000
                                                       ------------

                                             SHARES
                                            ---------
OTHER SHORT TERM INVESTMENTS -- 3.54%
MONEY MARKET FUNDS
Dreyfus Cash Management Money Market
 Fund...................................       42,305        42,305
Federated Government Obligation Fund....    1,010,293     1,010,293
                                                        -----------
TOTAL MONEY MARKET FUNDS
 (cost $1,052,598)......................                  1,052,598
                                                        -----------
TOTAL INVESTMENTS -- 97.98%
 (cost $29,203,688).....................                 29,137,376
                                                        -----------
CASH AND OTHER ASSETS NET OF
 LIABILITIES -- 2.02%...................                    600,242
                                                        -----------
NET ASSETS -- 100.00%...................                $29,737,618
                                                        ===========

                       See notes to financial statements.

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 1999

--------------------------------------------------------------------------------
IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.
LONG-TERM BOND SERIES

                                        PRINCIPAL
                                         AMOUNT          VALUE
                                       -----------   --------------
BONDS AND NOTES -- 89.74%
U.S. GOVERNMENT AGENCIES -- 24.42%
Federal Home Loan Mortgage Corp.
 6.000%, 03/15/09..................    $   928,440   $      921,041
 7.000%, 03/01/12..................      2,962,837        2,978,569
 6.500%, 02/15/21..................        500,000          496,145
 5.000%, 05/15/21..................        625,000          580,387
 6.400%, 09/25/28..................        500,000          478,215
Federal National Mortgage
 Association 6.000%, 02/18/21......        300,000          292,125
 6.247%, 03/17/21..................        615,000          606,009
 6.997%, 12/25/21..................        400,000          412,000
 6.500%, 09/25/22..................        200,000          197,713
Government National Mortgage
 Association 6.500%, 04/15/26......      1,251,641        1,205,481
 8.000%, 07/15/26..................      1,415,007        1,454,358
Tennessee Valley Authority 5.375%,
 11/13/08..........................        350,000          323,824
                                                     --------------
                                                          9,945,867
                                                     --------------
U.S. GOVERNMENT OBLIGATIONS -- 4.83%
U.S. Treasury Bonds
 6.000%, 02/15/26..................      1,000,000          975,270
 5.500%, 08/15/28..................        600,000          548,910
 5.250%, 11/15/28..................        500,000          442,835
                                                     --------------
                                                          1,967,015
                                                     --------------
CORPORATE BONDS -- 51.76%
ABN AMRO N.V. (Chicago) Global Bond
 7.125%, 06/18/07..................        300,000          302,625
AT & T Corp.
 5.625%, 03/15/04..................        400,000          387,699
Abbott Laboratories Corp.
 5.400%, 09/15/08..................        500,000          460,684
Ameritech Capital Funding
 5.950%, 01/15/38..................        700,000          665,875
Amoco Canada Petroleum Co.
 7.950%, 10/01/22..................        500,000          513,750
Asian Development Bank
 5.593%, 07/16/18..................        500,000          488,210
Associates Corp. of North America
 6.375%, 10/15/02..................        250,000          250,000
 5.960%, 05/15/37..................        750,000          752,615
Burlington Northern Santa Fe
 6.530%, 07/15/37..................        400,000          397,304
California Infrastructure PG & E
 6.420%, 09/25/08..................      1,000,000          994,480
Canadian National Railway Co.
 6.450%, 07/15/36..................        400,000          387,500
Central Illinois Public Service Co.
 7.610%, 06/01/17..................        300,000          309,375
Citicorp
 7.200%, 06/15/07..................        250,000          252,500
Coca-Cola Enterprises
 7.000%, 10/01/26..................        500,000          498,125
Conagra, Inc.
 6.700%, 08/01/27..................        200,000          200,000
CSX Corp.
 6.420%, 06/15/10..................        250,000          237,469
Dayton Hudson Corp.
 5.895%, 06/15/37..................        700,000          700,875

                                        PRINCIPAL
                                         AMOUNT          VALUE
                                       -----------   --------------
Delphi Auto Systems Corp.
 6.125%, 05/01/04..................    $   500,000   $      489,375
Federal Express Corp.
 6.720%, 01/15/22..................        399,882          388,337
Florida Power Corp.
 6.000%, 07/01/03..................        400,000          394,500
Ford Motor Credit Co.
 5.125%, 10/15/01..................        300,000          292,875
 7.200%, 06/15/07..................        600,000          615,000
General Electric Credit Co.
 6.500%, 11/01/06..................        300,000          296,625
GTE Corp.
 6.360%, 04/15/06..................        400,000          392,000
GTE South, Inc.
 6.125%, 06/15/07..................        200,000          192,750
Halliburton Co.
 6.750%, 02/01/27..................        250,000          256,875
Household Finance Corp.
 6.400%, 06/17/08..................        500,000          475,625
Ingersoll-Rand Co.
 6.015%, 02/15/28..................        500,000          496,795
J.P. Morgan & Co.
 6.700%, 11/01/07..................        250,000          246,718
Madison Gas and Electric Co.
 6.020%, 09/15/08..................        300,000          278,006
Mattel, Inc.
 6.000%, 07/15/03..................        500,000          488,750
Merck & Co., Inc.
 5.760%, 05/03/37..................      1,600,000        1,603,437
Merrill Lynch & Co., Inc.
 7.150%, 07/30/12..................        350,000          352,625
Morgan Stanley Dean Witter Discover
 6.375%, 08/01/02..................        250,000          249,687
NationsBank Corp.
 5.750%, 03/15/01..................        300,000          298,500
Norfolk Southern Corp.
 7.050%, 05/01/37..................        350,000          354,813
Oklahoma Gas & Electric Co.
 6.650%, 07/15/27..................        250,000          253,750
Province of Ontario
 5.500%, 10/01/08..................        400,000          368,000
Procter & Gamble Co.
 5.250%, 09/15/03..................        500,000          481,250
Raytheon Co.
 5.950%, 03/15/01..................        200,000          199,500
 6.300%, 03/15/05..................        200,000          194,750
Salomon Smith Barney Holding
 6.250%, 05/15/03..................        250,000          247,188
Sears Roebuck Acceptance Corp.
 6.000%, 03/20/03..................        200,000          197,250
Sherwin-Williams Co.
 5.500%, 10/15/27..................        550,000          552,387
Suntrust Capital II
 7.900%, 06/15/27..................        200,000          198,500
Transamerica Financial Corp.
 6.125%, 11/01/01..................        350,000          348,250
US West Capital Funding, Inc.
 6.250%, 07/15/05..................        300,000          285,750
Wachovia Corp.
 6.605%, 10/01/25..................        600,000          591,750

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 1999

--------------------------------------------------------------------------------
IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.
LONG-TERM BOND SERIES (CONTINUED)

                                        PRINCIPAL
                                         AMOUNT          VALUE
                                       -----------   --------------
Wisconsin Bell Telephone Co.
 6.350%, 12/01/26..................    $   300,000   $      298,500
Xerox Corp.
 5.545%, 07/22/37..................        900,000          905,224
                                                     --------------
                                                         21,084,428
                                                     --------------
ASSET BACKED -- 8.25%
Discover Credit Card Master Trust
 5.850%, 01/17/06..................        500,000          490,775
First USA Credit Card Master Trust
 6.420%, 03/17/05..................        250,000          250,003
Goldman Sachs Mortgage Securities
 Corp.-II
 6.620%, 10/18/30..................        300,000          294,363
Green Tree Financial Corp.
 6.870%, 01/15/29..................        200,000          198,044
J.C. Penney Master Credit Card
 Trust 8.950%, 10/15/01............        647,275          658,997
J.P. Morgan Commercial Mortgage Co.
 Finance Corp.
 7.088%, 09/15/29..................        556,000          571,896
Sears Credit Account Master Trust
 5.650%, 03/15/09..................        350,000          339,741
The Money Store Home Equity Trust
 5.675%, 02/15/09..................        199,555          195,269
 8.140%, 10/15/27..................        350,000          359,947
                                                     --------------
                                                          3,359,036
                                                     --------------

                                        PRINCIPAL
                                         AMOUNT          VALUE
                                       -----------   --------------
MUNICIPAL -- 0.48%
Wisconsin State Unlimited General
 Obligation
 6.550%, 11/01/05..................    $   200,000   $      196,532
                                                     --------------
TOTAL BONDS AND NOTES
 (cost $37,085,227)................                      36,552,877
                                                     --------------
COMMERCIAL PAPER -- 0.66%
Wells Fargo & Co...................        128,000          128,000
 4.850%, 07/06/99
Prudential Funding Corp............        141,000          141,000
 4.860%, 07/20/99
                                                     --------------
TOTAL COMMERCIAL PAPER
 (cost $269,000)...................                         269,000
                                                     --------------

                                           SHARES
                                         -----------
OTHER SHORT TERM INVESTMENTS -- 7.77%
MONEY MARKET FUNDS
Dreyfus Cash Management Money Market
 Fund................................      1,295,195      1,295,195
Federated Prime Obligation Fund......      1,871,756      1,871,756
                                                       ------------
TOTAL MONEY MARKET FUNDS
 (cost $3,166,951)...................                     3,166,951
                                                       ------------
TOTAL INVESTMENTS -- 98.17%
 (cost $40,521,178)..................                    39,988,828
                                                       ------------
CASH AND OTHER ASSETS
 NET OF LIABILITIES -- 1.83%.........                       745,385
                                                       ------------
NET ASSETS -- 100.00%................                  $ 40,734,213
                                                       ============

                       See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES June 30, 1999

--------------------------------------------------------------------------------

                                                                                                       IAA TRUST
                                                                                         TAXABLE FIXED INCOME SERIES FUND, INC.
                                                          IAA TRUST      IAA TRUST     ------------------------------------------
                                          IAA TRUST         ASSET       TAX EXEMPT                     SHORT-TERM      LONG-TERM
                                            GROWTH       ALLOCATION        BOND        MONEY MARKET    GOVERNMENT        BOND
                                          FUND, INC.     FUND, INC.     FUND, INC.        SERIES       BOND SERIES      SERIES
                                         ------------    -----------    -----------    ------------    -----------    -----------
ASSETS:
 Investments in securities:
   At cost.............................  $111,374,315    $17,753,453    $17,346,440    $62,912,464     $29,203,688    $40,521,178
                                         ============    ===========    ===========    ===========     ===========    ===========
   At value............................  $182,079,594    $23,205,140    $17,763,903    $62,912,464     $29,137,376    $39,988,828
 Cash..................................         7,393             --         36,651             --            151              --
 Receivable for securities sold........            --            305             --             --             --       1,015,140
 Receivable for capital stock sold.....       428,315          2,393         30,000             --        275,894         312,764
 Dividends receivable..................       183,330         13,069             --             --             --              --
 Interest receivable...................        34,043         84,552        216,335        229,565        339,398         454,394
 Due from Advisor (Note E).............            --             --             --             --          2,901           9,026
 Prepaid Expenses......................         4,119            856            487          1,473            573             726
                                         ------------    -----------    -----------    -----------     -----------    -----------
   Total assets........................   182,736,794     23,306,315     18,047,376     63,143,502     29,756,293      41,780,878
                                         ------------    -----------    -----------    -----------     -----------    -----------
LIABILITIES:
 Cash overdraft........................            --             82             --         52,100             --             110
 Payable for securities purchased......            --             --        524,342             --             --         999,760
 Payable for capital stock redeemed....       500,398             --             --             --             --          14,641
 Distributions Payable.................            --             --            146         21,912             --              --
 Accrued expenses and other
   liabilities.........................       166,133         21,494         15,447         47,718         18,675          32,154
                                         ------------    -----------    -----------    -----------     -----------    -----------
   Total liabilities...................       666,531         21,576        539,935        121,730         18,675       1,046,665
                                         ------------    -----------    -----------    -----------     -----------    -----------
NET ASSETS.............................  $182,070,263    $23,284,739    $17,507,441    $63,021,772     $29,737,618    $40,734,213
                                         ============    ===========    ===========    ===========     ===========    ===========
NET ASSETS CONSIST OF:
 Capital paid-in.......................  $100,764,154    $16,602,862    $17,047,931    $63,021,940     $29,803,539    $40,855,390
 Undistributed (Distributions in excess
   of) net investment income...........       470,281          5,216            647             --         (1,608)         (3,741)
 Accumulated net realized gain (loss)
   on investments......................    10,130,549      1,224,974         41,400           (168)         1,999         414,914
 Net unrealized appreciation
   (depreciation) of investments.......    70,705,279      5,451,687        417,463             --        (66,312)       (532,350)
                                         ============    ===========    ===========    ===========     ===========    ===========
                                         $182,070,263    $23,284,739    $17,507,441    $63,021,772     $29,737,618    $40,734,213
                                         ============    ===========    ===========    ===========     ===========    ===========
 Shares outstanding....................     6,684,880      1,360,411      2,023,707     63,022,038      2,976,713       4,068,188
                                         ============    ===========    ===========    ===========     ===========    ===========
NET ASSET VALUE AND REDEMPTION PRICE
 PER SHARE.............................     $27.24         $17.12          $8.65          $1.00          $9.99          $10.01
                                             ----           ----            ---           ----            ----           ----
                                             ----           ----            ---           ----            ----           ----

                       See notes to financial statements.

STATEMENTS OF OPERATIONS for the Year Ended June 30, 1999

--------------------------------------------------------------------------------

                                                                                                        IAA TRUST
                                                                                         TAXABLE FIXED INCOME SERIES FUND, INC.
                                                            IAA TRUST     IAA TRUST     -----------------------------------------
                                             IAA TRUST        ASSET       TAX EXEMPT                    SHORT-TERM     LONG-TERM
                                              GROWTH       ALLOCATION        BOND       MONEY MARKET    GOVERNMENT        BOND
                                            FUND, INC.     FUND, INC.     FUND, INC.       SERIES       BOND SERIES      SERIES
                                            -----------    -----------    ----------    ------------    -----------    ----------
INVESTMENT INCOME:
 Dividends................................  $ 2,079,177    $  146,957      $     --      $       --     $       --     $       --
 Interest.................................      496,922       587,247       863,686       3,194,913      1,679,269     $2,417,313
                                            -----------    ----------      --------      ----------     ----------     ----------
   Total investment income................    2,576,099       734,204       863,686       3,194,913      1,679,269      2,417,313
                                            -----------    ----------      --------      ----------     ----------     ----------
EXPENSES:
 Investment advisory fees (Note E)........    1,187,306       156,476        88,113         306,970        144,676        296,621
 Distribution expenses (Note F)...........       96,309         6,869         9,474              --          3,760          5,076
 Transfer agent fees......................       71,863         9,800        11,983          38,008         25,047         25,139
 Audit fees...............................       39,079         4,773         3,483          14,056          6,912          8,825
 Printing.................................       15,989         1,527         2,037           5,851          1,124          1,445
 Custody fees.............................       55,194        12,066        12,521          26,555         15,505         16,743
 Directors' fees..........................        5,367         1,249         1,236             676            521            574
 Administration fees......................      122,662        15,314        13,857          46,738         21,238         28,843
 Accounting fees..........................       64,830        31,494        30,358          44,561         32,573         36,819
 Insurance................................       15,948         1,857         1,904           6,003          2,438          3,244
 Registration fees........................        9,937         4,529         5,583           3,130          2,639          2,821
 Legal fees...............................        8,607         6,437         7,114           3,708          2,731          2,731
 Miscellaneous............................        9,099         1,993         1,163           3,263          1,605          2,146
                                            -----------    ----------      --------      ----------     ----------     ----------
   Total expenses.........................    1,702,190       254,384       188,826         499,519        260,769        431,027
                                            -----------    ----------      --------      ----------     ----------     ----------
 Less: Advisory fees waived and reimbursed
   (Note E)...............................           --            --            --              --         (3,969)       (77,861)
 Less: Expenses waived (Note E)...........      (55,194)      (12,066)      (12,521)        (26,555)       (15,505)       (16,743)
                                            -----------    ----------      --------      ----------     ----------     ----------
   Net expenses...........................    1,646,996       242,318       176,305         472,964        241,295        336,423
                                            -----------    ----------      --------      ----------     ----------     ----------
NET INVESTMENT INCOME.....................      929,103       491,886       687,381       2,721,949      1,437,974      2,080,890
                                            -----------    ----------      --------      ----------     ----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NOTE (D):
 Net realized gain on investments.........   12,717,971     1,177,178       310,798              --         87,430        909,033
 Net change in unrealized appreciation
   (depreciation) on investments..........   23,916,026     1,674,115      (624,536)             --       (310,809)    (1,718,979)
                                            -----------    ----------      --------      ----------     ----------     ----------
 Net realized and unrealized gain (loss)
   on investments.........................   36,633,997     2,851,293      (313,738)             --       (223,379)      (809,946)
                                            -----------    ----------      --------      ----------     ----------     ----------
INCREASE IN NET ASSETS FROM OPERATIONS....  $37,563,100    $3,343,179      $373,643      $2,721,949     $1,214,595     $1,270,944
                                            ===========    ==========      ========      ==========     ==========     ==========

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                        IAA TRUST                 IAA TRUST ASSET
                                                                    GROWTH FUND, INC.          ALLOCATION FUND, INC.
                                                               ---------------------------   -------------------------
                                                                YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                                 06/30/99       06/30/98      06/30/99      06/30/98
                                                               ------------   ------------   -----------   -----------
OPERATIONS:
 Net investment income......................................   $    929,103   $  1,155,616   $   491,886   $   430,133
 Net realized gain on investments...........................     12,717,971      8,691,628     1,177,178       483,536
 Net change in unrealized appreciation of investments.......     23,916,026      6,151,197     1,674,115       802,862
                                                               ------------   ------------   -----------   -----------
 Net increase in net assets from operations.................     37,563,100     15,998,441     3,343,179     1,716,531
                                                               ------------   ------------   -----------   -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM: NOTE (B)
 Investment income..........................................     (1,018,527)      (945,434)     (494,039)     (427,135)
 Realized gains on investments..............................     (8,886,026)   (10,778,777)     (164,915)     (670,865)
                                                               ------------   ------------   -----------   -----------
 Total distributions........................................     (9,904,553)   (11,724,211)     (658,954)   (1,098,000)
                                                               ------------   ------------   -----------   -----------
CAPITAL STOCK TRANSACTIONS -- (NET) NOTE (C)................     (5,902,832)    15,253,968     1,950,772     3,758,827
                                                               ------------   ------------   -----------   -----------
 Total increase in net assets...............................     21,755,715     19,528,198     4,634,997     4,377,358
NET ASSETS:
 Beginning of year..........................................    160,314,548    140,786,350    18,649,742    14,272,384
                                                               ------------   ------------   -----------   -----------
 End of year................................................   $182,070,263   $160,314,548   $23,284,739   $18,649,742
                                                               ============   ============   ===========   ===========

                                                                                                     IAA TRUST
                                                                                               TAXABLE FIXED INCOME
                                                                        IAA TRUST                SERIES FUND, INC.
                                                               TAX EXEMPT BOND FUND, INC.       MONEY MARKET SERIES
                                                               ---------------------------   -------------------------
                                                                YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                                 6/30/99        06/30/98      06/30/99      06/30/98
                                                               ------------   ------------   -----------   -----------
OPERATIONS:
 Net investment income......................................   $   687,381    $   748,004    $2,721,949    $ 2,830,723
 Net realized gain (loss) on investments....................       310,798         65,805            --            (40)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................      (624,536)       482,740            --             --
                                                               -----------    -----------    -----------   -----------
 Net increase in net assets from operations.................       373,643      1,296,549     2,721,949      2,830,683
                                                               -----------    -----------    -----------   -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM: NOTE (B)
 Investment income..........................................      (697,162)      (747,014)   (2,721,949)    (2,830,723)
 Realized gains on investments..............................      (273,899)       (31,294)           --             --
                                                               -----------    -----------    -----------   -----------
 Total distributions........................................      (971,061)      (778,308)   (2,721,949)    (2,830,723)
                                                               -----------    -----------    -----------   -----------
CAPITAL STOCK TRANSACTIONS -- (NET) NOTE (C)................       435,516       (856,926)    9,999,569     (7,651,306)
                                                               -----------    -----------    -----------   -----------
 Total increase (decrease) in net assets....................      (161,902)      (338,685)    9,999,569     (7,651,346)
NET ASSETS:
 Beginning of year..........................................    17,669,343     18,008,028    53,022,203     60,673,549
                                                               -----------    -----------    -----------   -----------
 End of year................................................   $17,507,441    $17,669,343    $63,021,772   $53,022,203
                                                               ===========    ===========    ===========   ===========

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                  IAA TRUST                        IAA TRUST
                                                             TAXABLE FIXED INCOME             TAXABLE FIXED INCOME
                                                              SERIES FUND, INC.                SERIES FUND, INC.
                                                      SHORT-TERM GOVERNMENT BOND SERIES      LONG-TERM BOND SERIES
                                                      ----------------------------------   --------------------------
                                                        YEAR ENDED         YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                         06/30/99           06/30/98        06/30/99       06/30/98
                                                      ---------------   ----------------   -----------   ------------
OPERATIONS:
 Net investment income.............................     $ 1,437,974        $ 1,433,346     $ 2,080,890   $ 2,010,422
 Net realized gain on investments..................          87,430              3,974         909,033       459,542
 Net change in unrealized appreciation
   (depreciation) of investments...................        (310,809)           232,929      (1,718,979)    1,126,134
                                                        -----------        -----------     -----------   -----------
 Net increase in net assets from operations........       1,214,595          1,670,249       1,270,944     3,596,098
                                                        -----------        -----------     -----------   -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
 NOTE (B)
 Investment income.................................      (1,460,510)        (1,421,743)     (2,116,730)   (1,989,821)
 Realized gains on investments.....................         (89,405)                --        (937,981)      (24,332)
                                                        -----------        -----------     -----------   -----------
 Total distributions...............................      (1,549,915)        (1,421,743)     (3,054,711)   (2,014,153)
                                                        -----------        -----------     -----------   -----------
CAPITAL STOCK TRANSACTIONS -- (NET) NOTE (C).......       1,763,522          3,775,891       3,717,509     4,286,371
                                                        -----------        -----------     -----------   -----------
 Total increase in net assets......................       1,428,202          4,024,397       1,933,742     5,868,316
NET ASSETS:
 Beginning of year.................................      28,309,416         24,285,019      38,800,471    32,932,155
                                                        -----------        -----------     -----------   -----------
 End of year.......................................     $29,737,618        $28,309,416     $40,734,213   $38,800,471
                                                        ===========        ===========     ===========   ===========

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The tables below set forth financial data for a share of capital stock outstanding throughout each year presented.

                                                                                  IAA TRUST
                                                                              GROWTH FUND, INC.
                                                              --------------------------------------------------
                                                                             YEARS ENDED JUNE 30,
                                                              --------------------------------------------------
                                                                1999       1998       1997      1996      1995
                                                              --------   --------   --------   -------   -------
Net asset value, beginning of year..........................  $  23.04   $  22.51   $  18.88   $ 17.23   $ 15.16
                                                              --------   --------   --------   -------   -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................      0.15       0.17       0.15      0.23      0.22
  Net gains on securities (both realized and unrealized)....      5.50       2.19       4.81      3.23      3.45
                                                              --------   --------   --------   -------   -------
    Total from investment operations........................      5.65       2.36       4.96      3.46      3.67
                                                              --------   --------   --------   -------   -------
  LESS DISTRIBUTIONS
  Dividends from net investment income......................     (0.15)     (0.15)     (0.20)    (0.25)    (0.17)
  Distributions from capital gains..........................     (1.30)     (1.68)     (1.13)    (1.56)    (1.43)
                                                              --------   --------   --------   -------   -------
    Total distributions.....................................     (1.45)     (1.83)     (1.33)    (1.81)    (1.60)
                                                              --------   --------   --------   -------   -------
Net asset value, end of year................................  $  27.24   $  23.04   $  22.51   $ 18.88   $ 17.23
                                                              ========   ========   ========   =======   =======
TOTAL RETURN................................................     26.10%     10.98%     28.54%    21.51%    26.68%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (in 000's)........................  $182,070   $160,315   $140,786   $84,800   $70,577
  Ratio of expenses to average net assets:..................                                         .
    Before expense waiver...................................      1.08%      1.02%        --        --        --
    After expense waiver....................................      1.04%      1.00%      1.16%     1.12%     1.14%
  Ratio of net investment income to average net assets:
    Before expense waiver...................................      0.55%      0.73%        --        --        --
    After expense waiver....................................      0.59%      0.75%      0.84%     1.30%     1.41%
  Portfolio turnover........................................     31.88%     33.06%     30.74%    32.95%    31.84%

                                                                                IAA TRUST
                                                                       ASSET ALLOCATION FUND, INC.
                                                              ----------------------------------------------
                                                                           YEARS ENDED JUNE 30,
                                                              ----------------------------------------------
                                                               1999      1998      1997      1996      1995
                                                              -------   -------   -------   -------   ------
Net asset value, beginning of year..........................  $ 15.20   $ 14.64   $ 13.39   $ 12.29   $11.08
                                                              -------   -------   -------   -------   ------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................     0.37      0.39      0.35      0.37     0.36
  Net gains on securities (both realized and unrealized)....     2.04      1.22      2.11      1.41     1.38
                                                              -------   -------   -------   -------   ------
    Total from investment operations........................     2.41      1.61      2.46      1.78     1.74
                                                              -------   -------   -------   -------   ------
  LESS DISTRIBUTIONS
  Dividends from net investment income......................    (0.37)    (0.39)    (0.34)    (0.37)   (0.34)
  Distributions from capital gains..........................    (0.12)    (0.66)    (0.87)    (0.31)   (0.18)
  Distributions from return of capital......................       --        --        --        --    (0.01)
                                                              -------   -------   -------   -------   ------
    Total distributions.....................................    (0.49)    (1.05)    (1.21)    (0.68)   (0.53)
                                                              -------   -------   -------   -------   ------
Net asset value, end of year................................  $ 17.12   $ 15.20   $ 14.64   $ 13.39   $12.29
                                                              =======   =======   =======   =======   ======
TOTAL RETURN................................................    16.22%    11.41%    19.95%    14.74%   16.29%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (in 000's)........................  $23,285   $18,650   $14,272   $10,083   $9,540
  Ratio of expenses to average net assets:
    Before expense waiver...................................     1.22%     1.25%       --        --       --
    After expense waiver....................................     1.16%     1.21%     1.46%     1.44%    1.46%
  Ratio of net investment income to average net assets:
    Before expense waiver...................................     2.30%     2.57%       --        --       --
    After expense waiver....................................     2.36%     2.61%     2.57%     2.81%    3.18%
  Portfolio turnover........................................    33.91%    20.07%    19.25%    33.77%   21.03%

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The tables below set forth financial data for a share of capital stock outstanding throughout each year presented.

                                                                                   IAA TRUST
                                                                          TAX EXEMPT BOND FUND, INC.
                                                              ---------------------------------------------------
                                                                             YEARS ENDED JUNE 30,
                                                              ---------------------------------------------------
                                                               1999       1998       1997       1996       1995
                                                              -------    -------    -------    -------    -------
Net asset value, beginning of year..........................  $  8.95    $  8.70    $  8.41    $  8.36    $  8.19
                                                              -------    -------    -------    -------    -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................     0.36       0.37       0.36       0.37       0.39
  Net gains (losses) on securities (both realized and
    unrealized).............................................    (0.16)      0.27       0.31       0.07       0.20
                                                              -------    -------    -------    -------    -------
    Total from investment operations........................     0.20       0.64       0.67       0.44       0.59
                                                              -------    -------    -------    -------    -------
  LESS DISTRIBUTIONS
  Dividends from net investment income......................    (0.36)     (0.37)     (0.36)     (0.37)     (0.39)
  Distributions from capital gains..........................    (0.14)     (0.02)     (0.02)     (0.02)     (0.03)
                                                              -------    -------    -------    -------    -------
    Total distributions.....................................    (0.50)     (0.39)     (0.38)     (0.39)     (0.42)
                                                              -------    -------    -------    -------    -------
Net asset value, end of year................................  $  8.65    $  8.95    $  8.70    $  8.41    $  8.36
                                                              =======    =======    =======    =======    =======
TOTAL RETURN................................................     2.14%      7.45%      8.15%      5.30%      7.51%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (in 000's)........................  $17,507    $17,669    $18,008    $17,744    $18,833
  Ratio of expenses to average net assets:
    Before expense waiver...................................     1.07%      1.01%        --         --         --
    After expense waiver....................................     1.00%      0.97%      1.14%      1.08%      1.06%
  Ratio of net investment income to average net assets:
    Before expense waiver...................................     3.83%      4.13%        --         --         --
    After expense waiver....................................     3.90%      4.17%      4.23%      4.30%      4.79%
  Portfolio turnover........................................    39.85%     24.83%     11.35%     14.75%     24.89%

                                                                                   IAA TRUST
                                                                    TAXABLE FIXED INCOME SERIES FUND, INC.
                                                                              MONEY MARKET SERIES
                                                              ---------------------------------------------------
                                                                             YEARS ENDED JUNE 30,
                                                              ---------------------------------------------------
                                                               1999       1998       1997       1996       1995
                                                              -------    -------    -------    -------    -------
Net asset value, beginning of year..........................  $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                              -------    -------    -------    -------    -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................     0.04       0.05       0.05       0.05       0.05
                                                              -------    -------    -------    -------    -------
    Total from investment operations........................     0.04       0.05       0.05       0.05       0.05
                                                              -------    -------    -------    -------    -------
  LESS DISTRIBUTIONS
  Dividends from net investment income......................    (0.04)     (0.05)     (0.05)     (0.05)     (0.05)
                                                              -------    -------    -------    -------    -------
    Total distributions.....................................    (0.04)     (0.05)     (0.05)     (0.05)     (0.05)
                                                              -------    -------    -------    -------    -------
Net asset value, end of year................................  $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                              =======    =======    =======    =======    =======
TOTAL RETURN................................................     4.54%      4.94%      4.63%      4.82%      4.85%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (in 000's)........................  $63,022    $53,022    $60,674    $33,664    $36,415
  Ratio of expenses to average net assets:
    Before expense waiver...................................     0.82%      0.83%        --         --       0.97%
    After expense waiver....................................     0.77%      0.81%      0.94%      0.90%      0.73%
  Ratio of net investment income to average net assets:
    Before expense waiver...................................     4.39%      4.81%        --         --       4.56%
    After expense waiver....................................     4.44%      4.83%      4.55%      4.74%      4.80%

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                                IAA TRUST
                                                                  TAXABLE FIXED INCOME SERIES FUND, INC.
                                         ----------------------------------------------------------------------------------------
                                                   SHORT-TERM GOVERNMENT                               LONG-TERM
                                                        BOND SERIES                                   BOND SERIES
                                         ------------------------------------------    ------------------------------------------
                                                                     FOR THE PERIOD                                FOR THE PERIOD
                                                                       01/02/97*                                     01/02/97*
                                         YEAR ENDED    YEAR ENDED       THROUGH        YEAR ENDED    YEAR ENDED       THROUGH
                                            1999          1998          06/30/97          1999          1998          06/30/97
                                         ----------    ----------    --------------    ----------    ----------    --------------
Net asset value, beginning of period...   $ 10.11       $ 10.01         $ 10.00         $ 10.48       $ 10.04         $ 10.00
                                          -------       -------         -------         -------       -------         -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income................      0.51          0.54            0.20            0.56          0.56            0.20
  Net gains (losses) on securities
    (both realized and unrealized).....     (0.09)         0.10            0.01           (0.21)         0.45            0.04
                                          -------       -------         -------         -------       -------         -------
    Total from investment operations...      0.42          0.64            0.21            0.35          1.01            0.24
                                          -------       -------         -------         -------       -------         -------
  LESS DISTRIBUTIONS
  Dividends from net investment
    income.............................     (0.51)        (0.54)          (0.20)          (0.56)        (0.56)          (0.20)
  Distributions from capital gains.....     (0.03)           --              --           (0.26)        (0.01)             --
                                          -------       -------         -------         -------       -------         -------
    Total distributions................     (0.54)        (0.54)          (0.20)          (0.82)        (0.57)          (0.20)
                                          -------       -------         -------         -------       -------         -------
Net asset value, end of period.........   $  9.99       $ 10.11         $ 10.01         $ 10.01       $ 10.48         $ 10.04
                                          =======       =======         =======         =======       =======         =======
TOTAL RETURN...........................      4.27%         6.50%           2.10%           3.29%        10.24%           2.44%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in
    000's).............................   $29,738       $28,309         $24,285         $40,734       $38,800         $32,932
  Ratio of expenses to average net
    assets:
    Before expense waiver and
      reimbursement....................      0.90%         0.92%           3.88%**         1.09%         1.12%           3.82%**
    After expense waiver and
      reimbursement....................      0.83%         0.86%           0.76%**         0.85%         0.89%           0.78%**
  Ratio of net investment income to
    average net assets:
    Before expense waiver and
      reimbursement....................      4.93%         5.30%           1.78%**         5.08%         5.24%           2.11%**
    After expense waiver and
      reimbursement....................      5.00%         5.36%           4.90%**         5.32%         5.47%           5.15%**
  Portfolio turnover...................     29.24%         1.54%           0.00%          29.19%        25.11%          41.77%

 * Commencement of operations.
** Annualized.

                       See notes to financial statements.

IAA TRUST MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS June 30, 1999

--------------------------------------------------------------------------------

NOTE (A) SIGNIFICANT ACCOUNTING POLICIES: The IAA Trust Mutual Funds represent four separate funds, with one Fund containing three separate Series (referred to herein as "Funds" or "Series"). Each of the Funds and Series has distinct investment objectives and policies. The four Funds are as follows: IAA Trust Growth Fund, Inc. ("Growth Fund"); IAA Trust Asset Allocation Fund, Inc. ("Asset Allocation Fund"); IAA Trust Tax Exempt Bond Fund, Inc. ("Tax Exempt Bond Fund"); and IAA Trust Taxable Fixed Income Series Fund, Inc. ("Taxable Fixed Income Series Fund"), formerly known as IAA Trust Money Market Fund, Inc. The Taxable Fixed Income Series Fund currently consists of the following three separate investment Series: IAA Trust Money Market Series ("Money Market Series"); IAA Trust Short-Term Government Bond Series ("Short-Term Government Bond Series"); and IAA Trust Long-Term Bond Series ("Long-Term Bond Series"). The Short-Term Government Bond Series and the Long-Term Bond Series commenced operations on January 2, 1997. The Funds are separately incorporated and registered companies under the Investment Company Act of 1940 (the "Act"), as amended, as diversified, open-ended management companies.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

    (1) SECURITY VALUATION: For the Growth Fund, the Asset Allocation Fund, the Tax Exempt Bond Fund, the Short-Term Government Bond Series and the Long-Term Bond Series, securities traded on national exchanges and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price at the close of the New York Stock Exchange. Securities for which there have been no sales on such day are valued at the last reported bid price on such exchange. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities except short-term securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value. For the Money Market Series, all securities are valued at amortized cost, which approximates market value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

    (2) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Securities transactions are accounted for on the trade date basis. Gains or losses on the sale of securities are determined by use of the specific identification method for both financial reporting and income tax purposes.

    (3) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income annually. Accordingly, no provisions for Federal income taxes have been made in the accompanying financial statements.

    (4) DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

NOTE (B) DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL
GAINS: In the Growth Fund, net investment income from investment transactions is declared and distributed to shareholders twice a year. The Asset Allocation Fund, the Tax Exempt Bond Fund, the Short-Term Government Bond Series and the Long-Term Bond Series, declare and distribute net investment income to shareholders monthly. The Money Market Series declares dividends daily from its net investment income, which are payable monthly. Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option. Net realized gains from investment transactions, if any, of all Funds are generally distributed twice a year.

NOTE (C) CAPITAL STOCK: At June 30, 1999, 10,000,000 shares of capital stock were authorized for each of the Growth Fund, Asset Allocation Fund, and Tax Exempt Bond Fund, each Fund having a par value of $1.00 per share. The authorized capitalization of the Taxable Fixed Income Series Fund consists of 250,000,000 shares with the par value of $0.10 per share. 100,000,000 of this Fund's

IAA TRUST MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS June 30, 1999
(continued)

--------------------------------------------------------------------------------

shares are designated as Money Market Series, 50,000,000 of its shares are designated as Short-Term Government Bond Series, and 25,000,000 of its shares are designated as Long-Term Bond Series. The remaining 75,000,000 shares are undesignated.

Transactions in capital stock were as follows:

                                                                       GROWTH FUND                        ASSET ALLOCATION FUND
                                                                       -----------                                     ---------
                                                          YEAR ENDED                  YEAR ENDED                YEAR ENDED
                                                         JUNE 30, 1999              JUNE 30, 1998             JUNE 30, 1999
                                                   -------------------------   ------------------------   ----------------------
                                                     SHARES        AMOUNT       SHARES        AMOUNT       SHARES      AMOUNT
                                                   ----------   ------------   ---------   ------------   --------   -----------
Shares sold......................................     346,692   $  8,272,611     935,194   $ 20,754,538    259,768   $ 3,920,616
Shares issued through reinvestment of
 dividends.......................................     424,032      9,386,928     509,499     11,204,174     36,834       576,698
                                                   ----------   ------------   ---------   ------------   --------   -----------
                                                      770,724     17,659,539   1,444,693     31,958,712    296,602     4,497,314
                                                   ----------   ------------   ---------   ------------   --------   -----------
Shares Redeemed..................................  (1,045,124)   (23,562,371)   (740,214)   (16,704,744)  (163,521)   (2,546,542)
                                                   ----------   ------------   ---------   ------------   --------   -----------
Net increase (decrease)..........................    (274,400)  $ (5,902,832)    704,479   $ 15,253,968    133,081   $ 1,950,772
                                                   ==========   ============   =========   ============   ========   ===========

                                                   ASSET ALLOCATION FUND
                                                   ---------
                                                         YEAR ENDED
                                                       JUNE 30, 1998
                                                   ----------------------
                                                    SHARES      AMOUNT
                                                   --------   -----------
Shares sold......................................   350,739   $ 5,233,527
Shares issued through reinvestment of
 dividends.......................................    61,757       911,781
                                                   --------   -----------
                                                    412,496     6,145,308
                                                   --------   -----------
Shares Redeemed..................................  (159,724)   (2,386,481)
                                                   --------   -----------
Net increase (decrease)..........................   252,772   $ 3,758,827
                                                   ========   ===========

                                                              TAX EXEMPT BOND FUND
                                                              --------------------
                                                       YEAR ENDED               YEAR ENDED
                                                     JUNE 30, 1999            JUNE 30, 1998
                                                 ----------------------   ----------------------
                                                  SHARES      AMOUNT       SHARES      AMOUNT
                                                 --------   -----------   --------   -----------
Shares sold....................................   141,601   $ 1,303,303     90,306   $   806,911
Shares issued through reinvestment of
 dividends.....................................    73,436       656,860     57,420       510,560
                                                 --------   -----------   --------   -----------
                                                  215,037     1,960,163    147,726     1,317,471
                                                 --------   -----------   --------   -----------
Shares redeemed................................  (169,227)   (1,524,647)  (244,109)   (2,174,397)
                                                 --------   -----------   --------   -----------
Net increase (decrease)........................    45,810   $   435,516    (96,383)  $  (856,926)
                                                 ========   ===========   ========   ===========

                                                            TAXABLE FIXED INCOME SERIES FUND
                                                            --------------------------------
                                                                   MONEY MARKET SERIES
                                                                   -------------------
                                                         YEAR ENDED                   YEAR ENDED
                                                       JUNE 30, 1999                JUNE 30, 1998
                                                 --------------------------   --------------------------
                                                   SHARES         AMOUNT        SHARES         AMOUNT
                                                 -----------   ------------   -----------   ------------
Shares sold....................................   73,477,819   $ 73,477,819    53,195,087   $ 53,195,087
Shares issued through reinvestment of
 dividends.....................................    2,685,481      2,685,481     2,821,173      2,821,173
                                                 -----------   ------------   -----------   ------------
                                                  76,163,300     76,163,300    56,016,260     56,016,260
                                                 -----------   ------------   -----------   ------------
Shares redeemed................................  (66,163,731)   (66,163,731)  (63,667,566)   (63,667,566)
                                                 -----------   ------------   -----------   ------------
Net increase (decrease)........................    9,999,569   $  9,999,569    (7,651,306)  $ (7,651,306)
                                                 ===========   ============   ===========   ============

                                     TAXABLE FIXED INCOME SERIES FUND
                                     --------------------------------
                                           SHORT-TERM GOVERNMENT                        TAXABLE FIXED INCOME SERIES FUND
                                           ---------------------                        --------------------------------
                                                BOND SERIES                                   LONG-TERM BOND SERIES
                                                -----------                                   ---------------------
                                    YEAR ENDED               YEAR ENDED               YEAR ENDED                YEAR ENDED
                                  JUNE 30, 1999            JUNE 30, 1998             JUNE 30, 1999             JUNE 30, 1998
                              ----------------------   ----------------------   -----------------------   -----------------------
                               SHARES      AMOUNT       SHARES      AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                              --------   -----------   --------   -----------   ---------   -----------   ---------   -----------
Shares sold.................   511,782   $ 5,186,589    663,670   $ 6,700,365     794,968   $ 8,300,725     896,757   $ 9,186,831
Shares issued through
 reinvestment of
 dividends..................   139,753     1,413,533    132,147     1,333,212     276,431     2,875,782     187,795     1,936,407
                              --------   -----------   --------   -----------   ---------   -----------   ---------   -----------
                               651,535     6,600,122    795,817     8,033,577   1,071,399    11,176,507   1,084,552    11,123,238
                              --------   -----------   --------   -----------   ---------   -----------   ---------   -----------
Shares redeemed.............  (475,781)   (4,836,600)  (421,052)   (4,257,686)   (705,688)   (7,458,998)   (662,006)   (6,836,867)
                              --------   -----------   --------   -----------   ---------   -----------   ---------   -----------
Net increase................   175,754   $ 1,763,522    374,765   $ 3,775,891     365,711   $ 3,717,509     422,546   $ 4,286,371
                              ========   ===========   ========   ===========   =========   ===========   =========   ===========

IAA TRUST MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS June 30, 1999
(continued)

--------------------------------------------------------------------------------

NOTE (D) INVESTMENT TRANSACTIONS: Purchases and sales of investment securities, other than U.S. Government obligations and short-term notes for the year ended June 30, 1999 were:

                                                               PURCHASES       SALES
                                                              -----------   -----------
Growth Fund.................................................  $47,610,866   $60,191,755
Asset Allocation Fund.......................................  $ 8,002,211   $ 4,741,720
Tax Exempt Bond Fund........................................  $ 7,321,901   $ 7,480,573
Short-Term Government Bond Series...........................  $ 8,318,415   $ 1,000,000
Long-Term Bond Series.......................................  $20,918,559   $ 8,737,438

For the year ended June 30, 1999, the aggregate cost of purchases and proceeds from sales of U.S. Government Securities were:

Asset Allocation Fund.......................................  $   675,801   $ 2,004,316
Short-Term Government Bond Series...........................  $11,323,053   $ 6,438,437
Long-Term Bond Series.......................................  $ 2,564,093   $ 2,067,296

For both Federal income tax and financial statement purposes, the cost of investments at June 30, 1999 was $111,374,315 for the Growth Fund, $17,753,453 for the Asset Allocation Fund, $17,346,440 for the Tax Exempt Bond Fund, $62,912,464 for the Money Market Series, $29,203,688 for the Short-Term Government Bond Series, and $40,521,178 for the Long-Term Bond Series.

The gross unrealized appreciation/depreciation for book and tax purposes at June 30, 1999 consisted of the following:

                                                              APPRECIATION    DEPRECIATION
                                                              ------------    ------------
Growth Fund.................................................  $73,230,729      $2,525,450
Asset Allocation Fund.......................................  $ 5,775,390      $  323,703
Tax Exempt Bond Fund........................................  $   535,321      $  117,858
Short-Term Government Bond Series...........................  $   105,350      $  171,662
Long-Term Bond Series.......................................  $   114,246      $  646,596

NOTE (E) ADVISORY AND OTHER RELATED PARTY TRANSACTIONS: Under its Advisory Agreements with the Funds, IAA Trust Company (the "Advisor") provides investment advisory services for the Funds. The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: Growth Fund 0.75%; Asset Allocation Fund 0.75%; Tax Exempt Bond Fund 0.50%; Money Market Series 0.50%; Short-Term Government Bond Series 0.50%; and Long-Term Bond Series 0.75%. These fees are accrued daily and paid to the Advisor monthly. IAA Trust Company serves as the Funds' Custodian, without compensation after voluntary waivers. Custody fees waived for Growth Fund, Asset Allocation Fund, Tax Exempt Fund, Money Market Series, Short-Term Government Bond Series and Long-Term Bond Series for the year ended June 30, 1999 were: $55,194, $12,066, $12,521, $26,555, $15,505 and $16,743, respectively.

For the period January 2, 1997(commencement of operations) through June 30, 1997, the Advisor voluntarily agreed to reduce its fees and reimburse the Short-Term Government Bond Series and the Long-Term Bond Series to the extent total annualized expenses exceeded 1.32% and 1.57% of the Funds average daily net assets. Effective July 1, 1997, the Advisor agreed to continue to reduce its fees and reimburse the Funds to the extent total annualized expenses exceed 0.98%. Effective November 1, 1997, the Advisor agreed to continue to reduce its fees and reimburse the Funds to the extent total annualized expenses exceed 0.85% of average daily net assets. Investment advisory fees, for the year ended June 30, 1999, are as follows:

                                                                                       EXPENSES
                                                                                        WAIVED
                                                                                          AND
                                                              ADVISORY   ADVISORY     REIMBURSED
                                                                FEE        FEE        BY ADVISOR
                                                              --------   --------   ---------------
Short-Term Government Bond Series...........................    0.50%    $144,676       $ 3,969
Long-Term Bond Series.......................................    0.75%    $296,621       $77,861

The legal counsel to the Fund also serves as in-house counsel to the Advisor and as secretary to the Fund. Fees paid by the Growth Fund, Asset Allocation Fund, Tax Exempt Bond Fund, Money Market Series, Short-Term Government Bond Series and Long-Term Bond Series for the year ended June 30, 1999 were $8,607, $6,437, $7,114, $3,708, $2,731 and $2,731, respectively.

IAA TRUST MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS June 30, 1999
(continued)

--------------------------------------------------------------------------------

NOTE (F) DISTRIBUTION SERVICES AGREEMENTS: First Data Distributors, Inc. (formerly FPS Broker Services, Inc.) serves as the Funds' Distributor. Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the Act, the Growth Fund, the Asset Allocation Fund, the Tax Exempt Bond Fund, the Short-Term Government Bond Series, and the Long-Term Bond Series have each adopted a Plan of Distribution (the "Plans"), effective April 1, 1993. The Plans permit the participating Funds to pay certain expenses associated with the distribution of their shares. The maximum annual contractual fee under the Plans, is 0.25% of the average daily net assets of each Fund or Series. For the year ended June 30, 1999, the annualized Rule 12b-1 Plan expenses incurred for the Growth Fund, the Asset Allocation Fund, the Tax Exempt Bond Fund, the Short-Term Government Bond Series and the Long-Term Bond Series were 0.06%, 0.03%, 0.05%, 0.01%, and 0.01% of average net assets, respectively.

NOTE (G) SHAREHOLDER CONCENTRATION: On June 30, 1999, three shareholders held approximately 57.9% of the shares outstanding of the Growth Fund, two shareholders held approximately 83.5% of the shares outstanding of the Asset Allocation Fund, one shareholder held approximately 11.5% of the shares outstanding of the Tax Exempt Bond Fund, two shareholders held approximately 89.2% of the shares outstanding of the Money Market Series, four shareholders held approximately 99.0% of the shares outstanding of the Short-Term Government Bond Series, and two shareholders held approximately 92.7% of the shares outstanding of the Long-Term Bond Series.

ILLUSTRATION OF $10,000 INVESTMENT June 30, 1999 (unaudited)

--------------------------------------------------------------------------------

GROWTH FUND VS. STANDARD & POOR'S 500 INDEX

[GROWTH FUND CHART]

AVERAGE ANNUAL RETURNS*
1 Year     26.10%
5 Year     22.59%
10 Year    14.43%



                                                                           GROWTH                           S & P 500
                                                                           ------                           ---------
'1989'                                                                     12006                              12053
'1990'                                                                     13938                              14030
'1991'                                                                     14686                              15066
'1992'                                                                     15307                              17094
'1993'                                                                     17100                              19363
'1994'                                                                     16686                              19636
'1995'                                                                     21138                              24755
'1996'                                                                     25685                              31191
'1997'                                                                     33015                              42015
'1998'                                                                     36640                              54686
'1999'                                                                     46203                              67133

             Past performance is not indicative of future results.



ASSET ALLOCATION FUND VS. MERRILL LYNCH CORPORATE AND GOVERNMENT BOND MASTER INDEX & LIPPER FLEXIBLE FUNDS INDEX

[GROWTH FUND CHART]

AVERAGE ANNUAL RETURNS*
1 Year     16.22%
5 Year     15.69%
10 Year    11.55%



                                                    ASSET ALLOCATION              MERRILL LYNCH              LIPPER FLEXIBLE
                                                    ----------------              -------------              ---------------
'1989'                                                    11040                       11258                       11122
'1990'                                                    11758                       12034                       12105
'1991'                                                    12871                       13279                       13302
'1992'                                                    14395                       15161                       14940
'1993'                                                    15774                       17148                       17012
'1994'                                                    15886                       17120                       17230
'1995'                                                    18474                       19282                       20028
'1996'                                                    21197                       20238                       23074
'1997'                                                    25426                       21893                       27338
'1998'                                                    28327                       24372                       32303
'1999'                                                    32921                       24937                       35682

             Past performance is not indicative of future results.

* Fund returns are net of all fees and transaction costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing. The Index is un-managed.

ILLUSTRATION OF $10,000 INVESTMENT June 30, 1999 (unaudited)

--------------------------------------------------------------------------------

TAX EXEMPT BOND FUND VS. LEHMAN BROTHERS' MUNICIPAL BOND INDEX AND LEHMAN BROTHERS' 7 YEAR MUNICIPAL BOND INDEX**

TAX EXEMPT BOND FUND SERIES CHART

AVERAGE ANNUAL RETURNS*
1 Year      2.14%
5 Year      6.09%
10 Year     6.06%

                                                     TAX EXEMPT BOND           LEHMAN MUNI GENERAL          LEHMAN 7 YR MUNI
                                                     ---------------           -------------------          ----------------
'1989'                                                    11015                       11139
'1990'                                                    11592                       11898
'1991'                                                    12525                       12970                       10000
'1992'                                                    13784                       14496                       11093
'1993'                                                    15051                       16230                       12284
'1994'                                                    14771                       16257                       12440
'1995'                                                    15880                       17691                       13464
'1996'                                                    16722                       18694                       14209
'1997'                                                    18085                       20237                       15208
'1998'                                                    19432                       21989                       16324
'1999'                                                    19848                       23893                       16801

             Past performance is not indicative of future results.

SHORT-TERM GOVERNMENT BOND SERIES VS. MERRILL LYNCH U.S. DOMESTIC MASTER BOND INDEX AND MERRILL LYNCH U.S. TREASURY/AGENCY 1-3 YEAR BOND INDEX

[SHORT-TERM GOVERNMENT BOND SERIES CHART]

AVERAGE ANNUAL RETURNS*
1 Year      4.27%

                                                                                                           MERRILL LYNCH U.S.
                                                       SHORT TERM            MERRILL LYNCH DOMESTIC          TREASURY/AGENCY
                                                       ----------            ----------------------        ------------------
'1-2-97'                                                  10000                       10000                       10000
'1-31-97'                                                 10037                       10028                       10047
'2-28-97'                                                 10057                       10046                       10070
'3-31-97'                                                 10054                        9945                       10067
'4-30-97'                                                 10113                       10096                       10149
'5-31-97'                                                 10156                       10186                       10219
'6-30-97'                                                 10210                       10308                       10289
'6-30-98'                                                 10874                       11407                       10989
'6-30-99'                                                 11338                       11759                       11550

             Past performance is not indicative of future results.

The Tax Exempt Bond Fund's portfolio does not mirror the Lehman Index.
 * Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing. The Index is un-managed.

** The Lehman Seven-Year Municipal Bond Index inception is 1991.

ILLUSTRATION OF $10,000 INVESTMENT June 30, 1999 (unaudited)

--------------------------------------------------------------------------------

LONG-TERM BOND SERIES VS. MERRILL LYNCH U.S. DOMESTIC MASTER BOND INDEX

LONG-TERM BOND SERIES CHART

AVERAGE ANNUAL RETURNS*
1 Year      3.29%

                                                                         LONG TERM                        MERRILL LYNCH
                                                                         ---------                        -------------
'1-2-97'                                                                   10000                              10000
'1-31-97'                                                                  10036                              10028
'2-28-97'                                                                  10046                              10046
'3-31-97'                                                                   9971                               9945
'4-30-97'                                                                  10081                              10096
'5-31-97'                                                                  10147                              10186
'6-30-97'                                                                  10244                              10308
'6-30-98'                                                                  11293                              11407
'6-30-99'                                                                  11664                              11759

             Past performance is not indicative of future results.

* Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing. The Index is un-managed.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OF IAA TRUST COMPANY MUTUAL FUNDS

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of IAA Trust Company Mutual Funds (the "Funds") (comprising, respectively, the IAA Trust Growth Fund, Inc., the IAA Trust Asset Allocation Fund, Inc., the IAA Trust Exempt Bond Fund, Inc. and the IAA Trust Taxable Fixed Income Series Fund, Inc., which includes the IAA Trust Money Market Series (formerly known as the IAA Trust Money Market Fund, Inc.), the IAA Trust Short-Term Government Bond Series and the IAA Trust Long-Term Bond Series) at June 30, 1999, and the results of its operations, changes in its net assets, and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
2400 Eleven Penn Center
Philadelphia, Pennsylvania
August 6, 1999

IAA TRUST MUTUAL FUNDS
IAA Trust Growth Fund, Inc.
IAA Trust Asset Allocation Fund, Inc.
IAA Trust Tax Exempt Bond Fund, Inc.
IAA Trust Taxable Fixed Income Series Fund, Inc.
    Money Market Series
    Short-Term Government Bond Series
    Long-Term Bond Series

BOARD OF DIRECTORS
Ronald R. Warfield
Herbert G. Allen
Charlot R. Cole
Nancy J. Erickson
William E. Klein, Sr.
Ailene Miller
Rollie D. Moore

OFFICERS
Ronald R. Warfield, President
Bruce D. Finks, Vice President
Robert W. Rush Jr., Vice President
Duane L. Miller, Vice President
Richard M. Miller, Vice President
Rollie D. Moore, Vice President
Paul M. Harmon, Secretary
David A. Magers, Treasurer
Richard F. Day, Controller

INVESTMENT ADVISOR
IAA Trust Company
Bloomington, Illinois

DISTRIBUTOR
First Data Distributors, Inc.
Westborough, Massachusetts

TRANSFER AGENT
First Data Investor Services Group, Inc.
King of Prussia, Pennsylvania

CUSTODIAN
IAA Trust Company
Bloomington, Illinois

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

GENERAL COUNSEL
Paul M. Harmon, Esq.
Office of the General Counsel
Bloomington, Illinois


This Report has been prepared for the general information of shareholders of the Funds and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains details concerning the sales charge and other pertinent information.

F30-113-08 (8/99)


ANNUAL REPORT
[PHOTO]
IAA TRUST
MUTUAL FUNDS

June 30, 1999


A PLACE TO GROW
IAA Trust Growth Fund, Inc.
IAA Trust Asset Allocation Fund, Inc.
IAA Trust Tax Exempt Bond Fund, Inc.
IAA Trust Taxable Fixed Income Series Fund, Inc.
    Money Market Series
    Short-Term Government Bond Series
    Long-Term Bond Series